UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09259

Morgan Stanley Total Market Index Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	July 31, 2008

Date of reporting period:	January 31, 2008

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Total Market Index Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended January 31, 2008

Total Return for the 6 Months Ended January 31, 2008
Class A	Class B	Class C	Class D	Dow Jones Wilshire 5000 Composite Index[1]	Lipper Multi-Cap Core Funds Index[2]
-4.72%	-5.00%	-5.00%	-4.60%	-4.51%	-5.09%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

For the six-months ended January 31, 2008, the broad U.S. stock market declined as worries about the condition of the U.S. economy led to considerable volatility. By the third quarter of 2007, the subprime mortgage market's troubles spilled into the credit market and the broader economy. A tightening in credit standards, mortgage lender bankruptcies and hedge fund implosions were followed by multi-billion dollar losses reported at several large financial institutions in the fourth quarter. At the same time, a cross current of unfavorable data buffeted the market, indicating a languishing housing market, declining consumer spending, rising oil prices and negative year-over-year corporate profit growth.

The Federal Open Market Committee (the "Fed") responded to the turbulence by lowering its target federal funds rate five times between September and January. Although the quick action by the Fed did bolster investor confidence at times, rallies were short-lived as negative economic news continued to pummel the market. Gross domestic product (GDP) growth slowed to 0.6% in the fourth quarter, down from 4.9% in the third quarter. Weak manufacturing and employment data released in January showed further evidence of a much slower economy, and rising commodity prices and a weak U.S. dollar contributed to mounting inflationary pressures. By the end of the period, the probability of recession appeared very high, although the potential length and severity continued to be debated.

Performance Analysis

All share classes of Morgan Stanley Total Market Index Fund underperformed the Dow Jones Wilshire 5000 Composite Index (the "Index") and outperformed the Lipper Multi-Cap Core Funds Index for the six months ended January 31, 2008, assuming no deduction of applicable sales charges.

The weakest performing sectors in the Index and the Fund for the period were consumer discretionary, telecommunication services and financials. With consumer spending levels already slowing and the deteriorating housing market hampering the prospects for future consumer spending, the consumer discretionary sector was hit hard, particularly in the retail, automobiles, media and household durables segments. The telecommunication services sector, which represents a relatively small sector in the Fund and Index, was dragged down by declining returns from both the diversified telecommunications and wireless telecommunications industries during the period. Finally, the financials sector suffered losses across the board, with those stocks exposed to the mortgage and real estate businesses being the primary areas of weakness, including thrifts and mortgage finance, real estate management and development, and consumer finance.

However, the Fund and Index achieved positive returns in other sectors. The utilities sector benefited from its electric and gas utilities segments, which gained pricing power from high energy prices. Within the consumer staples sector, the tobacco, household products and beverages industries were standout performers. Moreover, because the consumer staples sector is traditionally viewed as a "defensive" area of the market — that is, a sector that can generate earnings regardless of economic environment — investors favored the sector during the period. The materials sector was the third highest returning sector, due to strong performance from the chemicals group.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Exxon Mobil Corp.	3.3%
General Electric Co.	2.3
Microsoft Corp.	1.9
AT&T Inc.	1.5
Procter & Gamble Co. (The)	1.4
Bank of America Corp.	1.3
Chevron Corp.	1.2
Johnson & Johnson	1.2
Pfizer, Inc.	1.1
International Business Machines Corp.	1.1
TOP FIVE INDUSTRIES
Integrated Oil	5.8%
Pharmaceuticals: Major	4.6
Major Banks	4.1
Industrial Conglomerates	3.9
Packaged Software	3.3

Data as of January 31, 2008. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Dow Jones Wilshire 5000 Composite Index consists of substantially all of the stocks which are actively traded in the United States (currently, approximately 5,000). The Index consists of large capitalization, mid capitalization and small capitalization stocks. Because the Index is weighted by float-adjusted market capitalizations, currently large capitalization stocks in the Index represent approximately 85 percent of its value. The Index may include some foreign companies. The Fund will normally invest at least 80 percent of its assets in stocks included in the Index.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns—Period Ended January 31, 2008
Symbol	Class A Shares* (since 09/28/99) TMIAX		Class B Shares** (since 09/28/99) TMIBX		Class C Shares† (since 09/28/99) TMICX		Class D Shares†† (since 09/28/99) TMIDX
1 Year	(3.19%) (8.28)	[3] [4]	(3.84%) (8.64)	[3] [4]	(3.76%) (4.71)	[3] [4]	(2.94%) —	[3]
5 Years	12.29 11.08	[3] [4]	11.46 11.20	[3] [4]	11.47 11.47	[3] [4]	12.59 —	[3]
Since Inception	2.94 2.27	[3] [4]	2.19 2.19	[3] [4]	2.19 2.19	[3] [4]	3.20 —	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*  The maximum front-end sales charge for Class A is 5.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class D has no sales charge.

(1)  The Dow Jones Wilshire 5000 (float adj) Composite Index measures the performance of all U.S. headquartered equity securities and is the best measure of the entire U.S. stock market. Over 5,000 capitalization weighted security returns are used to adjust the Index. The Index is weighted by float-adjusted market capitalization. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Multi-Cap Core Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/07 – 01/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	08/01/07	01/31/08	08/01/07 – 01/31/08
Class A
Actual (-4.72% return)	$1,000.00	$952.80	$3.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.02	$3.15
Class B
Actual (-5.00% return)	$1,000.00	$950.00	$6.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.10	$7.10
Class C
Actual (-5.00% return)	$1,000.00	$950.00	$6.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.10	$7.10
Class D
Actual (-4.60% return)	$1,000.00	$954.00	$1.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.13	$2.03

*  Expenses are equal to the Fund's annualized expense ratios of 0.62%, 1.40%, 1.40% and 0.40% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). If the Fund had borne all its expenses, the annualized expense ratios would have been 0.77%, 1.54%, 1.54% and 0.54% for Class A, Class B, Class C and Class D, respectively.

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (99.1%)
	Advertising/Marketing Services (0.3%)
365	Arbitron Inc.*	$14,589
4,218	Gemstar-TV Guide International, Inc.*	18,180
622	Getty Images, Inc.*	15,550
1,016	Harris Interactive Inc.*	3,221
860	Harte-Hanks Inc.	13,777
965	infoUSA, Inc.	8,482
4,404	Interpublic Group of Companies, Inc. (The)*	39,328
879	Lamar Advertising Co. (Class A)*	37,902
636	Nautilus Group, Inc.	2,957
3,239	Omnicom Group, Inc.	146,953
614	R.H. Donnelley Corp.*	18,463
693	Valassis Communications, Inc.*	6,625
1,398	ValueClick, Inc.*	30,518
		356,545
	Aerospace & Defense (1.7%)
620	AAR Corp.*	18,265
441	Alliant Techsystems, Inc.*	46,680
6,579	Boeing Co.	547,241
481	Cubic Corp.	12,920
710	Curtiss-Wright Corp.	29,607
483	DRS Technologies, Inc.	25,923
308	ESCO Technologies Inc.*	11,547
409	Esterline Corp.*	19,055
1,862	FLIR Systems, Inc.*	56,381
804	GenCorp Inc.*	9,439
3,143	General Dynamics Corp.	265,458
1,163	Goodrich Corp.	72,746
1,132	L-3 Communications Holdings, Inc.	125,460
3,169	Lockheed Martin Corp.	341,998
573	Moog Inc. (Class A)*	26,381
2,983	Northrop Grumman Corp.	236,731
874	Orbital Sciences Corp. (c)*	20,364
1,281	Precision Castparts Corp.	145,778

NUMBER OF SHARES		VALUE
4,182	Raytheon Co.	$272,415
1,592	Rockwell Collins, Inc.	100,614
490	Teledyne Technologies Inc.*	25,299
309	Triumph Group, Inc.*	16,686
		2,426,988
	Agricultural Commodities/ Milling (0.3%)
5,604	Archer-Daniels-Midland Co.	246,856
1,130	Bunge Ltd.	133,871
987	Corn Products International, Inc.	33,361
		414,088
	Air Freight/Couriers (0.6%)
1,681	C.H. Robinson Worldwide, Inc.	93,363
628	Con-way Inc.	30,577
2,006	Expeditors International of Washington, Inc.	94,864
2,651	FedEx Corp.	247,815
383	Forward Air Corp.	11,873
613	Pacer International, Inc.	10,501
5,650	United Parcel Service, Inc. (Class B)	413,354
600	UTI Worldwide Inc.	11,220
		913,567
	Airlines (0.2%)
1,447	AirTran Holdings, Inc.*	12,488
520	Alaska Air Group, Inc.*	13,156
1,710	AMR Corp.*	23,837
995	Continental Airlines, Inc. (Class B)*	27,074
625	ExpressJet Holdings, Inc.*	1,713
678	Frontier Airlines Holdings	2,034
2,132	JetBlue Airways Corp.*	14,732
615	Mesa Air Group, Inc.*	2,159
787	SkyWest, Inc.	20,478
7,255	Southwest Airlines Co.	85,101
950	UAL Corp.	36,052
477	US Airways Group Inc.*	6,587
		245,411

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Alternative Power Generation (0.0%)
1,401	Covanta Holding Corp.	$35,571
1,140	Plug Power, Inc.*	3,124
		38,695
	Aluminum (0.2%)
7,959	Alcoa, Inc.	263,443
	Apparel/Footwear (0.4%)
733	Brown Shoe Co., Inc.	12,608
3,579	Coach, Inc.*	114,707
269	Columbia Sportswear Co.*	11,742
716	Finish Line, Inc. (Class A)	1,604
510	Guess ? Inc.*	19,028
1,023	Hanesbrands, Inc.	26,199
1,303	Jones Apparel Group, Inc.	21,890
290	Kellwood Co.	5,794
158	Kenneth Cole Productions, Inc. (Class A)	2,735
337	K-Swiss, Inc. (Class A)	6,120
1,053	Liz Claiborne, Inc.	23,050
3,294	Nike, Inc. (Class B)	203,437
314	Oxford Industries, Inc.	7,150
592	Phillips-Van Heusen Corp.	24,947
653	Polo Ralph Lauren Corp.	39,565
1,543	Quiksilver, Inc.	14,705
726	Timberland Co. (Class A)*	11,914
817	V.F. Corp.	63,211
893	Wolverine World Wide, Inc.	22,602
		633,008
	Apparel/Footwear Retail (0.6%)
873	Abercrombie & Fitch Co. (Class A)	69,569
1,123	Aeropostale*	31,635
1,983	American Eagle Outfitters, Inc.*	45,668
755	AnnTaylor Stores Corp.*	18,988
295	bebe stores, inc.	3,398
213	Buckle (The), Inc.	8,859
594	Cato Corp. (The) (Class A)	9,724
1,567	Charming Shoppes, Inc.*	10,107

NUMBER OF SHARES		VALUE
1,998	Chico's FAS, Inc.*	$21,558
320	Children's Place Retail Stores, Inc. (The)*	5,933
443	Christopher & Banks Corp.	5,657
925	Collective Brands Inc.*	16,299
595	Dress Barn, Inc.*	7,253
1,790	Foot Locker, Inc.	24,505
5,688	Gap, Inc. (The)	108,755
575	Gymboree Corp. (The)*	21,977
896	Hot Topic, Inc.*	4,973
3,250	Limited Brands, Inc.	62,043
593	Men's Wearhouse, Inc. (The)*	15,116
2,188	Nordstrom, Inc.	85,113
1,050	Pacific Sunwear of California, Inc.*	11,676
1,529	Ross Stores, Inc.	44,570
484	Stage Stores, Inc.	5,793
437	Stein Mart, Inc.	2,792
421	Talbot's, Inc. (The)	4,071
4,286	TJX Companies, Inc. (The)	135,266
558	Tween Brands Inc.*	17,873
1,436	Urban Outfitters, Inc.*	41,644
		840,815
	Auto Parts: O.E.M. (0.3%)
676	American Axle & Manufacturing Holdings, Inc.	14,703
760	ArvinMeritor, Inc.	10,321
1,304	BorgWarner, Inc.	65,995
1,403	Eaton Corp.	116,112
2,135	Gentex Corp.	33,861
5,589	Johnson Controls, Inc.	197,683
934	Lear Corp.	27,422
531	Modine Manufacturing Co.	8,199
125	Proliance International Inc.*	250
226	Sauer-Danfoss, Inc.	4,879
356	Superior Industries International, Inc.	6,486
1,979	Visteon Corp.*	7,916
1	WABCO Holdings Inc.	40
		493,867

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Automotive Aftermarket (0.1%)
464	Barnes Group, Inc.	$12,366
679	CLARCOR Inc.	25,469
2,203	Goodyear Tire & Rubber Co. (The)*	55,449
		93,284
	Beverages: Alcoholic (0.3%)
6,690	Anheuser-Busch Companies, Inc.	311,219
702	Brown-Forman Corp. (Class B)	44,212
1,978	Constellation Brands Inc. (Class A)*	41,340
1,316	Molson Coors Brewing Co. (Class B)	58,786
		455,557
	Beverages: Non-Alcoholic (1.6%)
19,965	Coca-Cola Co. (The)	1,181,329
2,482	Coca-Cola Enterprises Inc.	57,260
500	Hansen Natural Corp.	19,280
1,389	Pepsi Bottling Group, Inc. (The)	48,406
937	PepsiAmericas, Inc.	23,088
15,159	PepsiCo, Inc.	1,033,692
		2,363,055
	Biotechnology (1.8%)
80	Abraxis Bioscience Inc.*	4,780
618	Adolor Corp.*	2,491
890	Affymetrix, Inc.*	17,853
426	Alexion Pharmaceuticals, Inc.*	27,826
1,236	Alkermes, Inc.*	16,464
10,761	Amgen Inc.*	501,355
1,091	Amylin Pharmaceuticals, Inc.*	32,348
721	Antigenics Inc.*	1,565
837	ARIAD Pharmaceuticals, Inc.*	2,871
3,202	Biogen Idec Inc.*	195,162
1,340	BioMarin Pharmaceutical, Inc.*	49,660
1,529	Bruker BioSciences Corp.*	15,672
3,221	Celgene Corp.*	180,730
717	Cell Genesys, Inc.*	1,298

NUMBER OF SHARES		VALUE
664	Cephalon, Inc.*	$43,578
864	Charles River Laboratories International, Inc.*	53,654
728	Cubist Pharmaceuticals, Inc.*	12,369
689	CV Therapeutics, Inc.*	5,774
809	Dendreon Corp.*	5,008
773	Discovery Laboratories, Inc.*	1,469
807	Enzo Biochem, Inc.*	7,537
1,051	Enzon Pharmaceuticals, Inc.*	8,797
1,339	Exelixis, Inc.*	9,801
4,231	Genentech, Inc.*	296,974
624	Gen-Probe Inc.*	35,662
2,391	Genzyme Corp.*	186,809
647	Geron Corp.*	3,216
8,445	Gilead Sciences, Inc.*	385,852
2,017	Human Genome Sciences, Inc.*	11,255
920	ImClone Systems, Inc.*	39,992
924	Immunomedics, Inc.*	2,107
1,354	Incyte Corp.*	16,221
713	InterMune Inc.*	11,957
610	Invitrogen Corp.*	52,259
1,222	Lexicon Genetics Inc.*	2,896
532	Martek Biosciences Corp.*	15,162
677	Maxygen Inc.*	5,084
1,463	Medarex, Inc.*	14,615
686	Medicines Company (The)*	11,744
3,589	Millennium Pharmaceuticals, Inc.*	54,445
617	Millipore Corp.*	43,283
527	Myriad Genetics, Inc.*	22,666
849	Nabi Biopharmaceuticals*	2,997
533	Neurocrine Biosciences, Inc.*	2,873
812	NPS Pharmaceuticals, Inc.*	3,207
569	Onyx Pharmaceuticals, Inc.*	27,045
755	OSI Pharmaceuticals Inc.*	30,109
1,403	PDL BioPharrma Inc.	20,947
968	Regeneron Pharmaceuticals, Inc.*	19,631
814	SciClone Pharmaceuticals, Inc.*	1,652

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
690	SuperGen, Inc.*	$2,263
486	Techne Corp.*	31,590
700	Telik, Inc.*	1,757
456	Trimeris, Inc.*	2,914
563	Vermillion Inc.*	343
1,071	Vertex Pharmaceuticals Inc.*	21,806
1,445	XOMA Ltd.*	3,902
660	ZymoGenetics, Inc.*	6,659
		2,589,956
	Broadcasting (0.2%)
1,952	Citadel Broadcasting Corp.	2,850
4,374	Clear Channel Communications, Inc.	134,325
450	Cox Radio, Inc. (Class A)*	5,373
996	Cumulus Media, Inc. (Class A)*	6,384
521	Emmis Communications Corp. (Class A)*	1,454
644	Entercom Communications Corp.*	7,928
854	Entravision Communications Corp. (Class A)*	6,012
168	Fisher Communications, Inc.*	5,519
805	Gray Television, Inc.	6,102
502	Hearst-Argyle Television, Inc.	10,698
567	Lin TV Corp. (Class A)*	7,399
1,395	Radio One, Inc. (Class A)*	2,176
350	Salem Communications Corp.*	1,319
1,141	Sinclair Broadcast Group, Inc. (Class A) **	10,269
13,086	Sirius Satellite Radio Inc.*	41,875
671	Spanish Broadcasting System, Inc. (Class A)*	1,215
1,299	Westwood One, Inc.	2,052
2,704	XM Satellite Radio Holdings Inc. (Class A)*	33,530
		286,480
	Building Products (0.2%)
577	Griffon Corp.*	6,289
731	Lennox International Inc.	27,164
3,718	Masco Corp.	85,254

NUMBER OF SHARES		VALUE
448	Simpson Manufacturing Co., Inc.	$12,342
1,638	Trane Inc.	73,350
345	Watsco, Inc.	12,724
		217,123
	Cable/Satellite TV (0.7%)
1,894	Cablevision Systems New York Group (Class A)*	44,471
5,608	Charter Communications, Inc. (Class A)*	6,561
27,595	Comcast Corp. (Class A)*	501,125
7,892	DIRECTV Group, Inc. (The)*	178,201
2,109	Dish Network Corp. (Class A)*	59,558
421	Ecostar Corp. (Class A)*	12,302
4,301	Liberty Global Inc. (Class A)*	173,803
961	Mediacom Communications Corp.*	4,767
		980,788
	Casino/Gaming (0.4%)
434	Ameristar Casinos, Inc.	9,539
575	Bally Technologies Inc.*	27,393
676	Boyd Gaming Corp.	18,069
258	Churchill Downs Inc.	13,150
3,147	International Game Technology	134,282
272	Isle of Capri Casinos, Inc.*	3,025
961	Las Vegas Sands Corp.*	84,251
1,189	MGM Mirage*	87,059
512	Multimedia Games, Inc.*	3,958
841	Penn National Gaming, Inc.*	43,858
455	Shuffle Master, Inc.*	4,341
694	Wynn Resorts, Ltd.*	79,796
		508,721
	Catalog/Specialty Distribution (0.1%)
852	Insight Enterprises, Inc.*	14,714
6,556	Liberty Media Corp - Interactive (Series A)*	104,306
701	Valuevision Media Inc. (Class A)*	4,402
		123,422

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Chemicals: Agricultural (0.5%)
4,939	Monsanto Co.	$555,341
657	Scotts Miracle - Gro Company (The) (Class A)	25,649
1,613	The Mosaic Company*	146,799
		727,789
	Chemicals: Major Diversified (0.6%)
747	Cabot Corp.	22,208
8,808	Dow Chemical Co. (The)	340,517
8,395	Du Pont (E.I.) de Nemours & Co.	379,286
789	Eastman Chemical Co.	52,129
1,505	Hercules Inc.	26,383
1,428	Rohm & Haas Co.	76,184
		896,707
	Chemicals: Specialty (0.6%)
1,954	Air Products & Chemicals, Inc.	175,899
875	Airgas, Inc.	40,609
930	Albemarle Corp.	33,722
439	Arch Chemicals, Inc.	14,781
682	Ashland Inc.	31,051
324	Cambrex Corp.	3,078
3,217	Chemtura Corp.	21,554
538	Cytec Industries, Inc.	30,456
1,010	FMC Corp.	53,692
689	Georgia Gulf Corp.	5,374
114	Kronos Worldwide, Inc.	2,218
737	Lubrizol Corp. (The)	38,774
133	NL Industries, Inc.	1,496
554	OM Group, Inc.*	31,789
1,634	Polyone Corp.*	10,065
3,038	Praxair, Inc.	245,805
576	Schulman (A.), Inc.	11,745
671	Sensient Technologies Corp.	17,822
1,249	Sigma-Aldrich Corp.	62,025
288	Tronox Inc. (Class B)	2,108
214	Valhi, Inc.	3,531
834	Verenium Corp.	3,419
		841,013

NUMBER OF SHARES		VALUE
	Coal (0.3%)
1,338	Arch Coal, Inc.	$58,872
1,768	CONSOL Energy, Inc.	129,064
200	Foundation Coal Holdings, Inc.	10,460
1,061	Massey Energy Co.	39,448
245	Patriot Coal Corp.*	9,739
2,453	Peabody Energy Corp.	132,511
		380,094
	Commercial Printing/ Forms (0.1%)
659	Bowne & Co., Inc.	8,106
671	Deluxe Corp.	16,319
2,170	Donnelley (R.R.) & Sons Co.	75,711
552	Standard Register Co.	5,365
		105,501
	Computer Communications (1.2%)
4,882	3Com Corp.*	20,163
1,325	Adaptec, Inc.*	4,134
597	Avocent Corp.*	9,910
4,867	Brocade Communications Systems, Inc.	33,534
56,126	Cisco Systems, Inc.*	1,375,087
528	Echelon Corp.*	6,938
1,137	Emulex Corp.*	17,737
2,762	Extreme Networks, Inc.*	9,529
1,052	F5 Networks, Inc.*	24,754
851	FalconStor Software, Inc.*	7,506
3,935	Finisar Corp.*	6,296
1,763	Foundry Networks, Inc.*	24,329
539	Ixia*	3,989
5,437	Juniper Networks, Inc.*	147,614
1,890	MRV Communications, Inc.*	3,345
552	NETGEAR, Inc.*	14,716
1,974	QLogic Corp.*	28,228
		1,737,809
	Computer Peripherals (0.5%)
608	Avid Technology, Inc.*	15,759
759	Dot Hill Systems Corp.*	2,968
718	Electronics for Imaging, Inc.*	10,598
21,590	EMC Corp.*	342,633

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
453	Imation Corp.	$11,737
999	Lexmark International, Inc. (Class A)*	36,174
3,603	Network Appliance, Inc.*	83,662
3,104	Quantum Corp. - DLT & Storage Systems*	7,139
4,926	Seagate Technology (Cayman Islands)*	99,850
6,106	Seagate Technology (Escrow) (a)*	—
417	Sonic Solutions*	3,736
2,285	Western Digital Corp.*	60,438
942	Zebra Technologies Corp. (Class A)*	28,929
		703,623
	Computer Processing Hardware (1.9%)
7,744	Apple Inc.*	1,048,228
338	Cray Inc.*	1,845
18,324	Dell Inc.*	367,213
25,455	Hewlett-Packard Co.	1,113,656
1,707	NCR Corp.*	36,666
1,188	Palm, Inc.*	6,439
8,185	Sun Microsytems*	143,238
		2,717,285
	Construction Materials (0.2%)
553	AMCOL International Corp.	13,560
685	Eagle Materials Inc.	25,824
499	Martin Marietta Materials, Inc.	61,237
412	Texas Industries, Inc.	23,348
392	Trex Co., Inc.*	3,234
472	USG Corp.*	17,275
917	Vulcan Materials Co.	71,948
		216,426
	Consumer Sundries (0.0%)
658	American Greetings Corp. (Class A)	13,502
597	Blyth Industries, Inc.	13,009

NUMBER OF SHARES		VALUE
351	Central Garden & Pet Co.*	$1,927
702	Central Garden & Pet Co. (Class A)	3,489
		31,927
	Containers/Packaging (0.4%)
882	Aptargroup, Inc.	33,269
1,043	Ball Corp.	47,863
1,247	Bemis Company, Inc.	33,893
543	Caraustar Industries, Inc.*	1,618
1,968	Crown Holdings, Inc.*	48,255
480	Greif, Inc.	31,584
644	Myers Industries, Inc.	7,567
1,751	Owens-Illinois, Inc.*	88,250
1,051	Packaging Corp. of America	25,476
1,526	Pactiv Corp.*	43,659
681	Rock-Tenn Co. (Class A)	19,470
1,629	Sealed Air Corp.	42,598
370	Silgan Holdings, Inc.	17,523
2,934	Smurfit-Stone Container Corp.*	27,844
1,114	Sonoco Products Co.	34,378
1,095	Temple-Inland Inc.	20,531
		523,779
	Contract Drilling (0.6%)
652	Diamond Offshore Drilling, Inc.	73,630
1,443	ENSCO International Inc.	73,766
2,538	Grey Wolf, Inc.*	15,126
1,238	Helmerich & Payne, Inc.	48,554
2,892	Nabors Industries, Ltd. (Bermuda)*	78,720
2,503	Noble Corp. (Cayman Islands)	109,556
1,844	Patterson-UTI Energy, Inc.*	36,106
1,622	Pride International, Inc.*	51,434
1,244	Rowan Companies, Inc.	42,346
3,148	Transocean Inc.*	385,945
		915,183
	Data Processing Services (0.8%)
1,023	Acxiom Corp.	10,854
1,071	Affiliated Computer Services, Inc. (Class A)*	52,211

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
671	Alliance Data Systems Corp.*	$33,932
5,398	Automatic Data Processing, Inc.	218,997
1,424	Broadridge Financial Solutions Inc.	30,844
1,733	Computer Sciences Corp.*	73,341
1,697	Convergys Corp.*	26,320
737	CSG Systems International, Inc.*	9,404
630	DST Systems, Inc.*	45,045
524	Euronet Worldwide, Inc.*	13,855
1,621	Fidelity National Information Services, Inc.	68,811
1,645	Fiserv, Inc.*	84,504
959	Global Payments Inc.	35,867
643	Hewitt Associates, Inc.*	23,900
634	Metavante Technologies*	14,050
500	NeuStar, Inc. (Class A)*	14,855
3,152	Paychex, Inc.	103,133
1,931	Total System Services, Inc.	44,606
742	Tyler Technologies, Inc.*	9,928
7,153	Western Union Co.	160,227
		1,074,684
	Department Stores (0.3%)
908	Dillard's, Inc. (Class A)	18,006
2,865	Kohl's Corp.*	130,758
5,207	Macy's, Inc.	143,921
1,921	Penney (J.C.) Co., Inc.	91,075
1,655	Saks, Inc.*	29,873
		413,633
	Discount Stores (1.5%)
736	99 Cents Only Stores*	6,123
1,617	Big Lots, Inc.*	28,071
949	BJ's Wholesale Club, Inc.*	30,785
4,420	Costco Wholesale Corp.	300,295
1,274	Dollar Tree Stores, Inc.*	35,685
1,520	Family Dollar Stores, Inc.	31,966
628	Fred's, Inc.	5,922
892	Sears Holdings Corp.*	98,557

NUMBER OF SHARES		VALUE
7,202	Target Corp.	$400,287
23,569	Wal-Mart Stores, Inc.	1,199,191
		2,136,882
	Drugstore Chains (0.6%)
14,245	CVS Caremark Corp.	556,552
364	Longs Drug Stores Corp.	16,748
6,011	Rite Aid Corp.*	17,792
951	Sally Beauty Holdings, Inc.	7,760
9,235	Walgreen Co.	324,241
		923,093
	Electric Utilities (3.3%)
6,141	AES Corp. (The)*	117,170
1,556	Allegheny Energy, Inc.*	85,253
425	Allete Inc.	16,358
1,196	Alliant Energy, Inc.	44,132
1,981	Ameren Corp.	88,769
3,685	American Electric Power Co., Inc.	157,829
3,556	Aquila, Inc.*	12,482
746	Avista Corp.	15,032
533	Black Hills Corp.	20,648
2,946	CenterPoint Energy, Inc.	47,165
308	CH Energy Group, Inc.	11,886
762	Cleco Corp.	19,698
2,472	CMS Energy Corp.	38,736
2,269	Consolidated Edison, Inc.	98,883
1,754	Constellation Energy Group	164,806
6,340	Dominion Resources, Inc.	272,620
1,303	DPL, Inc.	36,171
1,732	DTE Energy Co.	73,870
11,276	Duke Energy Corp.	210,410
2,788	Edison International	145,422
772	El Paso Electric Co.*	18,088
445	Empire District Electric Co. (The)	9,866
1,677	Energy East Corp.	42,344
1,935	Entergy Corp.	209,328
6,119	Exelon Corp.	466,207
3,082	FirstEnergy Corp.	219,500

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
3,559	FPL Group, Inc.	$229,484
993	Great Plains Energy Inc.	27,685
1,103	Hawaiian Electric Industries, Inc.	24,795
519	IDACORP, Inc.	16,940
939	Integrys Energy Group, Inc.	45,654
350	MGE Energy Inc.	11,466
2,794	Mirant Corp.*	102,931
1,631	Northeast Utilities	45,211
1,860	NRG Energy, Inc.*	71,777
1,217	NSTAR	39,467
943	OGE Energy Corp.	30,864
422	Otter Tail Power Co.	13,745
1,921	Pepco Holdings, Inc.	48,909
3,231	PG&E Corp.	132,600
1,039	Pinnacle West Capital Corp.	39,918
930	PNM Resources Inc.	17,968
3,558	PPL Corp.	174,057
2,329	Progress Energy, Inc.	105,201
2,302	Public Service Enterprise Group Inc.	220,992
1,476	Puget Energy, Inc.	38,597
3,153	Reliant Energy, Inc.*	67,064
1,137	SCANA Corp.	42,399
1,533	Sierra Pacific Resources*	22,949
6,954	Southern Co. (The)	252,778
2,298	TECO Energy, Inc.	38,308
380	UIL Holdings Corp.	12,977
425	UniSource Energy Corp.	12,487
1,177	Westar Energy, Inc.	28,672
1,164	Wisconsin Energy Corp.	52,997
3,960	Xcel Energy, Inc.	82,328
		4,693,893
	Electrical Products (0.5%)
650	Acuity Brands, Inc.	29,581
527	Baldor Electric Co.	15,958
563	Belden CDT Inc.	23,815
499	C&D Technologies, Inc.	2,954
1,841	Cooper Industries Ltd. (Class A) (Bermuda)	81,998
7,496	Emerson Electric Co.	381,097

NUMBER OF SHARES		VALUE
638	Energizer Holdings, Inc.*	$59,730
507	Energy Conversion Devices, Inc.*	11,702
273	Franklin Electric Co., Inc.	10,276
366	Greatbatch, Inc.	8,264
671	Hubbell, Inc. (Class B)*	31,993
426	Littelfuse, Inc.*	12,946
1,383	Molex Inc.	33,247
1,848	Power-One, Inc.*	4,232
736	Thomas & Betts Corp.*	33,304
		741,097
	Electronic Components (0.4%)
1,892	Amphenol Corporation (Class A)	75,566
878	AVX Corp.	11,440
728	Benchmark Electronics, Inc.*	12,922
1,039	Cree, Inc.*	30,702
675	CTS Corp.	7,155
428	Hutchinson Technology Inc.*	6,750
1,787	Jabil Circuit, Inc.	23,678
1,536	Kemet Corp.*	8,002
1,307	Kopin Corp.*	4,405
1,489	MEMC Electronic Materials, Inc.*	106,404
696	Methode Electronics, Inc.	8,436
682	OmniVision Technologies, Inc.*	9,657
386	Park Electrochemical Corp.	9,140
572	Plexus Corp.*	12,921
1,817	SanDisk Corp.*	46,243
7,066	Sanmina-SCI Corp.*	11,094
126	Superconductor Technologies Inc.*	698
607	Technitrol, Inc.	13,755
733	TTM Technologies, Inc.*	7,455
4,736	Tyco Electronics Ltd. (Bermuda)	160,124
307	Vicor Corp.	3,779
2,215	Vishay Intertechnology, Inc.*	23,235
		593,561

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronic Distributors (0.1%)
519	Anixter International, Inc.	$36,361
1,216	Arrow Electronics, Inc.*	41,612
1,471	Avnet, Inc.*	52,382
1,646	Ingram Micro Inc. (Class A)*	29,266
2,178	Safeguard Scientifics, Inc.*	4,182
478	ScanSource, Inc.*	15,133
800	Tech Data Corp.*	27,504
		206,440
	Electronic Equipment/ Instruments (0.4%)
4,118	Agilent Technologies, Inc.*	139,641
640	Checkpoint Systems, Inc.*	15,206
588	Coherent, Inc.*	15,288
760	Diebold, Inc.	19,669
243	Dionex Corp.*	17,034
267	DTS, Inc.*	5,823
682	Intermec Inc.	13,585
400	Itron, Inc.*	32,960
2,304	JDS Uniphase Corp.*	23,985
413	Mercury Computer Systems, Inc.*	3,428
707	National Instruments Corp.	18,990
605	Newport Corp.*	6,353
1,537	Rockwell Automation, Inc.	87,640
525	SeaChange International, Inc.*	3,686
377	Varian, Inc.*	20,452
8,598	Xerox Corp.*	132,409
		556,149
	Electronic Production Equipment (0.5%)
630	Advanced Energy Industries, Inc.*	6,810
1,452	Amkor Technology, Inc.*	11,093
14,853	Applied Materials, Inc.	266,166
716	Asyst Technologies, Inc.*	2,112
560	ATMI, Inc.*	14,728
1,781	Axcelis Technologies, Inc.*	7,106
1,240	Brooks Automation Inc.*	15,240

NUMBER OF SHARES		VALUE
2,861	Cadence Design Systems, Inc.*	$29,039
685	Cognex Corp.	10,480
414	Cohu, Inc.	6,189
1,182	Credence Systems Corp.*	1,548
499	Cymer, Inc.*	13,478
544	Electro Scientific Industries, Inc.*	8,943
1,637	Entegris Inc.*	12,605
427	FEI Co.*	9,676
477	FormFactor Inc.*	11,553
1,874	KLA-Tencor Corp.	78,296
927	Kulicke & Soffa Industries, Inc.*	4,996
1,343	Lam Research Corp.*	51,558
917	LTX Corp.*	2,476
828	Mattson Technology, Inc.*	4,720
1,407	Mentor Graphics Corp.*	11,608
588	MKS Instruments, Inc.*	10,937
1,316	Novellus Systems, Inc.*	31,268
316	Photon Dynamics, Inc.*	2,819
525	Photronics, Inc.*	6,400
1,704	Synopsys, Inc.*	37,522
2,345	Teradyne, Inc.*	25,725
686	Tessera Technologies, Inc.*	26,871
446	Ultratech Stepper, Inc.*	4,237
1,093	Varian Semiconductor Equipment Associates, Inc.*	35,205
319	Veeco Instruments, Inc.*	4,517
		765,921
	Electronics/Appliance Stores (0.2%)
3,718	Best Buy Co., Inc.	181,476
683	Blockbuster, Inc. (Class A)	2,131
1,980	Circuit City Stores - Circuit City Group	10,771
658	Movie Gallery, Inc.	14
1,723	RadioShack Corp.	29,894
		224,286

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Electronics/Appliances (0.1%)
2,834	Eastman Kodak Co.	$56,482
620	Harman International Industries, Inc.	28,873
551	Helen of Troy Ltd.*	9,367
758	Whirlpool Corp.	64,513
		159,235
	Engineering & Construction (0.4%)
486	Dycom Industries, Inc.*	11,479
968	EMCOR Group, Inc.*	21,228
788	Fluor Corp.	95,876
1,200	Foster Wheeler Ltd. (Bermuda)	82,164
531	Granite Construction Inc.	20,215
516	Insituform Technologies, Inc. (Class A)*	6,553
1,143	Jacobs Engineering Group, Inc.*	87,371
1,991	McDermott International, Inc. (Panama)*	93,935
1,439	Quanta Services, Inc.*	31,543
987	Shaw Group Inc. (The)*	55,766
636	URS Corp.*	27,920
		534,050
	Environmental Services (0.2%)
2,852	Allied Waste Industries, Inc.*	28,092
1,425	Newpark Resources, Inc.*	6,940
1,844	Republic Services, Inc.	55,320
993	Tetra Tech, Inc.*	19,552
947	Waste Connections, Inc.*	27,614
5,165	Waste Management, Inc.	167,553
		305,071
	Finance/Rental/Leasing (0.9%)
144	Amerco*	10,005
1,420	AmeriCredit Corp.*	18,900
1,080	Avis Budget Group, Inc.	14,418
4,393	Capital One Financial Corp.	240,780
1,323	CapitalSource, Inc.	21,710
504	Cash American International, Inc.	16,385
756	Centerline Holding Co.	4,302

NUMBER OF SHARES		VALUE
1,938	CIT Group, Inc.	$54,186
299	CompuCredit Corp.*	4,395
5,689	Countrywide Financial Corp.	39,595
6,070	Discover Financial Services	106,225
281	Dollar Thrifty Automotive Group, Inc.*	6,859
78	Doral Financial Corp.*	1,544
8,832	Fannie Mae	299,052
543	Financial Federal Corp.	13,054
6,465	Freddie Mac	196,471
909	Fremont General Corp.	3,000
601	GATX Corp.	22,598
124	Great Lakes Bancorp Inc.*	1,649
751	IndyMac Bancorp, Inc.	6,136
456	Mastercard Inc. Class A*	94,392
477	Ocwen Financial Corp.*	2,976
700	PHH Corp.	13,153
792	Rent-A-Center, Inc.*	13,543
671	Ryder System, Inc.	34,932
3,866	SLM Corp.	84,086
71	Student Loan Corp. (The)	8,408
897	United Rentals, Inc.*	16,370
		1,349,124
	Financial Conglomerates (2.7%)
10,076	American Express Co.	496,948
45,365	Citigroup, Inc.	1,280,200
1,678	Conseco Inc.*	20,203
31,707	JPMorgan Chase & Co.	1,507,668
1,733	Leucadia National Corp.*	76,547
468	National Financial Partners Corp.	16,895
2,603	Principal Financial Group, Inc.	155,165
4,509	Prudential Financial, Inc.	380,424
25	Wesco Financial Corp.	9,900
		3,943,950
	Financial Publishing/ Services (0.3%)
365	Advent Software, Inc.*	16,483
662	Dun & Bradstreet Corp.*	60,891
1,343	Equifax, Inc.	49,812
553	FactSet Research Systems Inc.	30,929

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
632	Interactive Data Corp.*	$18,296
3,348	McGraw-Hill Companies, Inc. (The)	143,160
2,290	Moody's Corp.	80,127
1,578	SEI Investments Co.	43,711
21	Value Line, Inc.	822
		444,231
	Food Distributors (0.1%)
583	Performance Food Group Co.*	18,440
5,806	SYSCO Corp.	168,664
539	United Natural Foods, Inc.*	12,925
		200,029
	Food Retail (0.3%)
721	Casey's General Stores, Inc.	18,746
6,350	Kroger Co. (The)	161,608
624	Ruddick Corp.	21,266
4,178	Safeway Inc.	129,476
2,000	SUPERVALU, Inc.	60,120
137	Weis Markets, Inc.	5,122
1,330	Whole Foods Market, Inc.	52,455
		448,793
	Food: Major Diversified (0.8%)
2,365	Campbell Soup Co.	74,758
4,856	ConAgra Foods Inc.	104,550
2,659	Del Monte Foods Co.*	23,851
3,326	General Mills, Inc.	181,633
2,983	Heinz (H.J.) Co.	126,956
2,327	Kellogg Co.	111,463
15,539	Kraft Foods Inc. (Class A)	454,671
7,115	Sara Lee Corp.	100,037
525	TreeHouse Foods, Inc.*	10,957
		1,188,876
	Food: Meat/Fish/Dairy (0.1%)
1,336	Dean Foods Co.	37,408
830	Hormel Foods Corp.	32,154
537	Pilgrim's Pride Corp. (Class B)	13,119
379	Sanderson Farms, Inc.	12,738
1,111	Smithfield Foods, Inc.*	30,941
2,527	Tyson Foods, Inc. (Class A)	36,010
		162,370

NUMBER OF SHARES		VALUE
	Food: Specialty/Candy (0.3%)
340	American Italian Pasta Co. (Class A)	$2,312
729	Chiquita Brands International, Inc.	13,618
104	Farmer Brothers Co.	2,449
1,160	Flowers Foods Inc.	27,840
448	Fresh Del Monte Produce, Inc.	14,354
490	Hain Celestial Group, Inc.*	13,230
1,561	Hershey Foods Co. (The)	56,508
454	Lancaster Colony Corp.	15,826
567	Lance, Inc.	10,393
1,236	McCormick & Co., Inc. (Non-Voting)	41,678
880	NBTY, Inc.*	21,314
355	Ralcorp Holdings, Inc.*	19,315
683	Smucker (J.M.) Co.	31,917
455	Tootsie Roll Industries, Inc.	11,366
2,186	Wrigley (Wm.) Jr. Co.	125,542
		407,662
	Forest Products (0.1%)
1,351	Louisiana-Pacific Corp.	20,630
346	Universal Forest Products, Inc.	12,525
2,310	Weyerhaeuser Co.	156,433
		189,588
	Gas Distributors (0.7%)
923	AGL Resources, Inc.	34,935
1,109	Atmos Energy Corp.	31,850
4,342	Dynegy, Inc. (Class A)*	30,481
770	Energen Corp.	48,433
500	Energy Transfer Partners LP	25,075
1,183	Equitable Resources, Inc.	65,952
372	Laclede Group, Inc. (The)	12,492
1,852	MDU Resources Group, Inc.	48,004
871	National Fuel Gas Co.	37,549
336	New Jersey Resources Corp.	15,755
632	Nicor Inc.	25,912
2,746	NiSource, Inc.	52,146
502	Northwest Natural Gas Co.	23,765
1,061	ONEOK, Inc.	49,867

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
983	Piedmont Natural Gas Co., Inc.	$24,644
1,678	Questar Corp.	85,427
2,159	Sempra Energy	120,688
490	South Jersey Industries, Inc.	17,165
1,325	Southern Union Co.*	36,014
642	Southwest Gas Corp.	18,329
5,637	Spectra Energy Corp.	128,749
1,303	UGI Corp.	34,686
1,063	Vectren Corp.	29,179
698	WGL Holdings Inc.	22,504
		1,019,601
	Home Building (0.2%)
573	Beazer Homes USA Inc.	4,996
219	Brookfield Homes Corp.	3,712
132	Cavco Industries, Inc.*	4,339
1,145	Centex Corp.	31,808
1,069	Champion Enterprises, Inc.*	10,444
2,777	D.R. Horton, Inc.	47,903
502	Hovnanian Enterprises, Inc.*	4,965
881	KB Home	24,228
1,368	Lennar Corp. (Class A)	28,181
291	Levitt Corp. (Class A)	681
472	M.D.C. Holdings, Inc.	21,839
188	M/I Homes, Inc.	2,805
360	Meritage Homes Corp.*	5,778
70	NVR, Inc.*	44,205
446	Palm Harbor Homes, Inc.*	3,340
2,197	Pulte Homes, Inc.	35,899
694	Ryland Group, Inc. (The)	23,395
924	Standard Pacific Corp.	3,520
1,374	Toll Brothers, Inc.*	31,987
261	TOUSA, Inc.	37
632	WCI Communities, Inc.*	3,824
		337,886
	Home Furnishings (0.1%)
383	Ethan Allen Interiors, Inc.	11,854
766	Furniture Brands International, Inc.	7,315
698	Jarden Corp.*	17,478
814	La-Z-Boy, Inc.	6,203

NUMBER OF SHARES		VALUE
2,038	Leggett & Platt, Inc.	$38,763
265	Libbey, Inc.	4,102
587	Mohawk Industries, Inc.*	46,913
2,801	Newell Rubbermaid, Inc.	67,560
919	Select Comfort Corp.*	7,223
		207,411
	Home Improvement Chains (0.7%)
1,419	Fastenal Co.	57,342
18,863	Home Depot, Inc. (The)	578,528
14,019	Lowe's Companies, Inc.	370,662
1,062	Sherwin-Williams Co.	60,757
		1,067,289
	Hospital/Nursing Management (0.1%)
475	Amsurg Corp.*	12,236
1,019	Community Health Systems Inc.*	32,710
2,532	Health Management Associates, Inc. (Class A)	13,647
438	Kindred Healthcare, Inc.*	12,063
701	LifePoint Hospitals, Inc.*	18,927
600	Psychiatric Solutions, Inc.	18,102
682	Sunrise Senior Living, Inc.*	19,580
5,324	Tenet Healthcare Corp.*	23,585
602	Universal Health Services, Inc. (Class B)	28,372
		179,222
	Hotels/Resorts/ Cruiselines (0.4%)
4,001	Carnival Corp (Panama) (Units)†	178,004
511	Choice Hotels International, Inc.	17,067
567	Gaylord Entertainment Co.*	16,551
576	Marcus Corp. (The)	10,201
3,382	Marriott International, Inc. (Class A)	121,617
1,975	Royal Caribbean Cruises Ltd. (Liberia)	79,553

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
2,028	Starwood Hotels & Resorts Worldwide, Inc.	$91,767
542	Vail Resorts, Inc.*	25,658
1,941	Wyndham Worldwide Corp.*	45,730
		586,148
	Household/Personal Care (2.1%)
951	Alberto-Culver Co.	25,477
4,216	Avon Products, Inc.	147,644
833	Church & Dwight Co., Inc.	44,332
1,428	Clorox Co. (The)	87,565
4,727	Colgate-Palmolive Co.	363,979
1,253	Estee Lauder Companies, Inc. (The) (Class A)	52,877
948	International Flavors & Fragrances, Inc.	40,394
4,209	Kimberly-Clark Corp.	276,321
861	Nu Skin Enterprises, Inc. (Class A)	14,146
30,017	Procter & Gamble Co. (The)	1,979,621
634	Spectrum Brands, Inc.*	2,973
		3,035,329
	Industrial Conglomerates (4.0%)
6,318	3M Co.	503,229
2,225	Danaher Corp.	165,651
94,889	General Electric Co.**	3,360,019
6,911	Honeywell International, Inc.	408,233
3,093	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	122,235
1,777	ITT Corp.	105,607
641	SPX Corp.	64,485
2,022	Textron, Inc.	113,333
4,736	Tyco International Ltd. (Bermuda)	186,409
8,510	United Technologies Corp.	624,719
489	Walter Industries, Inc.	20,499
		5,674,419
	Industrial Machinery (0.5%)
716	Actuant Corp. (Class A)	19,568
652	Flowserve Corp.*	53,542
719	FuelCell Energy, Inc.*	6,047
767	Graco Inc.	26,247

NUMBER OF SHARES		VALUE
952	IDEX Corp.	$29,731
4,562	Illinois Tool Works Inc.	229,925
1,068	Kennametal Inc.	32,713
518	Lincoln Electric Holdings, Inc.	31,935
758	Mueller Water Products, Inc. (Class B Shares)	6,503
467	Nordson Corp.	23,294
1,657	Parker Hannifin Corp.	112,030
489	Regal-Beloit Corp.	18,543
931	Roper Industries, Inc.	52,061
377	Tecumseh Products Co. (Class A)	8,792
303	Watts Water Technologies, Inc. (Class A)	8,996
462	Woodward Governor Co.	29,004
		688,931
	Industrial Specialties (0.3%)
669	Buckeye Technologies Inc.*	8,797
407	Cabot Microelectronics Corp.*	14,074
995	Donaldson Co., Inc.	41,691
1,708	Ecolab Inc.	82,411
963	Evergreen Energy Inc.	2,215
689	Ferro Corp.	12,182
870	Fuller (H.B.) Co.	18,061
1,256	GrafTech International Ltd..*	18,903
543	Headwaters Inc.*	6,120
331	Minerals Technologies, Inc.	18,006
1,546	PPG Industries, Inc.	102,175
315	Rogers Corp.*	9,831
1,514	RPM International, Inc.	32,763
651	Spartech Corp.	9,589
611	Symyx Technologies, Inc.*	4,008
1,300	Valspar Corp. (The)	26,039
325	WD-40 Co.	10,972
325	Zep Inc.	5,369
		423,206
	Information Technology Services (1.5%)
5,309	Accenture Ltd. (Class A) (Bermuda)	183,798
2,587	BearingPoint, Inc.*	5,071

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
288	Black Box Corp.	$9,579
413	CACI International Inc. (Class A)*	18,003
1,186	CIBER, Inc.*	5,716
1,813	Citrix Systems, Inc.*	62,766
2,686	Cognizant Technology Solutions Corp. (Class A)*	74,939
4,883	Electronic Data Systems Corp.	98,148
807	Epicor Software Corp.*	8,917
1,044	Henry (Jack) & Associates, Inc.	25,662
14,148	International Business Machines Corp.	1,518,646
557	JDA Software Group, Inc.*	9,909
8,056	Level 3 Communications, Inc.*	27,713
320	ManTech International Corp. (Class A)*	13,088
543	MICROS Systems, Inc.*	33,438
944	Perot Systems Corp. (Class A)*	11,460
639	QAD, Inc.	5,668
1,268	Sapient Corp.*	8,889
275	SRA International, Inc. (Class A)*	7,543
120	Syntel, Inc.	3,556
1,707	Teradata Corp.*	40,661
4,627	Unisys Corp.*	19,248
282	Verint Systems Inc.*	5,217
1,408	Wind River Systems, Inc.*	11,813
		2,209,448
	Insurance Brokers/ Services (0.3%)
2,653	AON Corp.	115,458
1,351	Brown & Brown, Inc.	30,411
1,040	ChoicePoint, Inc.*	34,622
898	Crawford & Co. (Class B)	4,490
1,278	Gallagher (Arthur J.) & Co.	32,474
521	Hilb, Rogal & Hobbs Co.	18,850
5,225	Marsh & McLennan Companies, Inc.	144,210
		380,515

NUMBER OF SHARES		VALUE
	Integrated Oil (5.8%)
20,561	Chevron Corp.	$1,737,405
942	Cimarex Energy Co.*	38,443
14,063	ConocoPhillips	1,129,540
55,723	Exxon Mobil Corp.	4,814,467
2,340	Hess Corp.	212,542
6,667	Marathon Oil Corp.	312,349
1,657	Murphy Oil Corp.	121,856
		8,366,602
	Internet Retail (0.3%)
2,819	Amazon.com, Inc.*	219,036
1,314	Drugstore.com, Inc.*	3,719
1,349	Gamestop Corp (Class A)*	69,784
2,486	IAC/InterActiveCorp.*	64,487
436	Netflix Inc.*	10,965
		367,991
	Internet Software/Services (1.2%)
1,482	Akamai Technologies, Inc.*	44,756
962	Ariba, Inc.*	9,591
4,054	BEA Systems, Inc.*	75,769
1,677	Borland Software Corp.*	4,193
857	CMGI Inc.*	11,055
1,798	CNET Networks, Inc.*	14,186
600	Digital River, Inc.*	22,500
1,966	Earthlink, Inc.*	13,388
1,807	Google Inc. (Class A)*	1,019,690
282	GSI Commerce, Inc.*	4,591
393	Internap Network Services Corp.*	3,466
603	J2 Global Communications, Inc.*	13,212
847	Lionbridge Technologies, Inc.*	2,778
141	MicroStrategy Inc. (Class A)*	10,282
1,087	NIC Inc.*	7,772
1,181	Openwave Systems, Inc.*	2,445
620	Packeteer, Inc.*	3,075
698	Progress Software Corp.*	20,605
1,661	RealNetworks, Inc.*	9,684
1,319	S1 Corp.*	7,466
627	Secure Computing Corp.*	5,612

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
1,271	SonicWALL, Inc.*	$11,159
670	Supportsoft, Inc.*	2,439
1,144	United Online, Inc.*	12,778
2,480	VeriSign, Inc.*	84,122
685	Vignette Corporation*	9,638
658	Websense, Inc.*	13,489
12,143	Yahoo! Inc.*	232,903
		1,672,644
	Investment Banks/ Brokers (2.1%)
2,039	Ameriprise Financial, Inc.	112,777
1,066	Bear Stearns Companies, Inc. (The)	96,260
9,902	Charles Schwab Corp. (The)	220,815
372	CME Group Inc.	230,231
4,153	E*TRADE Group, Inc.*	20,640
590	eSPEED, Inc (Class A)*	6,903
3,366	Goldman Sachs Group, Inc. (The)	675,792
589	Investment Technology Group, Inc.*	27,665
1,261	Jefferies Group, Inc.	25,497
1,363	Knight Capital Group, Inc.*	22,830
1,305	LaBranche & Co., Inc.*	7,452
5,062	Lehman Brothers Holdings Inc.	324,828
8,447	Merrill Lynch & Co., Inc.	476,411
12,534	Morgan Stanley	619,556
818	Nasdaq Stock Market Inc.*	37,849
488	NYSE Euronext	38,381
1,160	Raymond James Financial, Inc.	32,584
3,184	TD AmeriTrade Holding Corp.	59,732
752	Tradestation Group Inc.*	8,197
		3,044,400
	Investment Managers (0.7%)
374	Affiliated Managers Group, Inc.*	36,768
362	AllianceBernstein Holding LP	24,033
144	BlackRock, Inc. (Class A)	31,838
1,439	Eaton Vance Corp. (Non-Voting)	53,632
1,104	Federated Investors, Inc. (Class B)	46,997

NUMBER OF SHARES		VALUE
1,663	Franklin Resources, Inc.	$173,334
2,132	Janus Capital Group, Inc.	57,585
1,124	Legg Mason, Inc.	80,928
2,444	Price (T.) Rowe Group, Inc.	123,642
3,760	State Street Corp.	308,771
1,134	Waddell & Reed Financial, Inc. (Class A)	37,626
		975,154
	Investment Trusts/ Mutual Funds (0.0%)
244	BP Prudhoe Bay Royalty Trust	19,313
28	Cross Timbers Royalty Trust	1,232
		20,545
	Life/Health Insurance (0.8%)
4,706	AFLAC, Inc.	288,619
181	American National Insurance Co.	22,699
729	Citizens, Inc.*	4,403
513	Delphi Financial Group, Inc. (Class A)	16,098
222	FBL Financial Group, Inc. (Class A)	7,315
4,241	Genworth Financial Inc. (Class A)	103,226
67	Kansas City Life Insurance Co.	3,151
2,611	Lincoln National Corp.	141,934
4,137	MetLife, Inc.	243,959
65	National Western Life Insurance Co. (Class A)	12,206
1,429	Phoenix Companies Ltd.	15,476
261	Presidential Life Corp.	4,787
789	Protective Life Corp.	31,355
351	Reinsurance Group of America, Inc.	20,347
682	StanCorp Financial Group, Inc.	33,561
949	Torchmark Corp.	57,946
514	Universal American Financial Corp.*	10,758
2,953	UnumProvident Corp.	66,797
		1,084,637

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Major Banks (4.1%)
41,643	Bank of America Corp.	$1,846,867
10,335	Bank of New York Mellon Corp.	481,921
5,149	BB&T Corp.	186,806
1,597	Comerica, Inc.	69,661
3,841	Huntington Bancshares, Inc.	51,661
3,810	KeyCorp	99,631
6,647	National City Corp.	118,250
3,250	PNC Financial Services Group, Inc.	213,265
2,542	Popular, Inc.	34,368
6,728	Regions Financial Corp.	169,815
3,378	SunTrust Banks, Inc.	232,913
16,243	U.S. Bancorp	551,450
679	UnionBanCal Corp.	33,312
18,349	Wachovia Corp.	714,327
31,113	Wells Fargo & Co.	1,058,153
		5,862,400
	Major Telecommunications (2.5%)
57,981	AT&T Inc.	2,231,689
3,739	Cincinnati Bell Inc.*	14,507
1,422	Embarq Corp.	64,417
1,276	Primus Telecommunications Group, Inc.*	472
27,076	Sprint Nextel Corp.	285,110
26,725	Verizon Communications, Inc.	1,037,999
		3,634,194
	Managed Health Care (1.3%)
5,354	Aetna, Inc.	285,154
748	AMERIGROUP Corp.*	28,065
716	Centene Corp.*	17,141
3,364	CIGNA Corp.	165,374
1,563	Coventry Health Care, Inc.*	88,435
1,131	Health Net Inc.*	52,580
1,546	Humana, Inc.*	124,144
621	Sierra Health Services, Inc.*	26,691
12,292	UnitedHealth Group Inc.	624,925
200	Wellcare Health Plans Inc.*	9,398
5,816	WellPoint Inc.*	454,811
		1,876,718

NUMBER OF SHARES		VALUE
	Marine Shipping (0.1%)
603	Alexander & Baldwin, Inc.	$27,521
334	General Maritime Corp.	8,297
642	Kirby Corp.*	29,519
391	Overseas Shipholding Group, Inc.	25,501
600	Teekay Shipping Corp.	28,380
663	Tidewater, Inc.	35,112
		154,330
	Media Conglomerates (1.4%)
6,410	CBS Corp. (Class B)	161,468
2,866	Discovery Holding Company (Class A)*	66,549
18,783	Disney (Walt) Co. (The)	562,175
21,526	News Corp. (Class A)	406,841
39,077	Time Warner, Inc.	615,072
5,981	Viacom Inc. (Class B)*	231,824
		2,043,929
	Medical Distributors (0.4%)
1,962	AmerisourceBergen Corp.	91,527
3,910	Cardinal Health, Inc.	226,663
914	Henry Schein, Inc.*	53,131
2,755	McKesson Corp.	172,986
649	Owens & Minor, Inc.	26,817
1,252	Patterson Companies, Inc.*	40,114
750	PSS World Medical, Inc.*	12,968
		624,206
	Medical Specialties (2.4%)
783	Advanced Medical Optics, Inc.*	16,466
1,178	Align Technology, Inc.*	13,877
977	American Medical System Holdings, Inc.*	13,961
181	Analogic Corp.	10,690
1,868	Applera Corp. - Applied Biosystems Group	58,898
1,150	Applera Corp. - Celera Genomics Group*	17,618
403	ArthroCare Corp.*	16,132
961	Bard (C.R.), Inc.	92,804
5,833	Baxter International, Inc.	354,296

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
682	Beckman Coulter, Inc.	$45,353
2,192	Becton, Dickinson & Co.	189,674
31	Bio-Rad Laboratories, Inc. (Class A)*	2,952
11,863	Boston Scientific Corp.*	143,898
639	CONMED Corp.*	15,528
570	Cooper Companies, Inc. (The)	22,447
4,736	Covidien Ltd.	211,368
435	Cyberonics Inc.*	5,220
288	Datascope Corp.	9,337
1,561	DENTSPLY International, Inc.	64,485
702	Edwards Lifesciences Corp.*	32,482
470	Haemonetics Corp.*	28,125
690	Hillenbrand Industries, Inc.	35,687
1,278	Hologic, Inc.*	82,252
1,504	Hospira, Inc.*	61,829
748	IDEXX Laboratories, Inc.*	42,165
773	Immucor, Inc.*	22,293
296	Integra LifeSciences Holding, Inc.*	12,314
395	Intuitive Surgical, Inc.*	100,330
494	Invacare Corp.	12,024
699	Kinetic Concepts, Inc.*	34,796
11,038	Medtronic, Inc.	514,040
510	Mentor Corp.	17,656
499	Merit Medical Systems, Inc.*	8,024
1,250	Nektar Therapeutics*	8,912
702	OraSure Technologies, Inc.*	5,553
1,245	Pall Corp.	45,928
355	Penwest Pharmaceuticals Co.*	1,807
1,615	PerkinElmer, Inc.	40,197
908	ResMed, Inc.*	42,295
890	Respironics, Inc.*	58,304
3,432	St. Jude Medical, Inc.*	139,030
936	STERIS Corp.	23,194
2,595	Stryker Corp.	173,787
378	SurModics, Inc.*	16,503
3,932	Thermo Fisher Scientific, Inc.*	202,459
691	Thoratec Corp.*	11,056
1,325	Varian Medical Systems, Inc.*	68,887
517	Ventana Medical Systems, Inc.*	46,039

NUMBER OF SHARES		VALUE
99	Vital Signs, Inc.	$4,801
984	Waters Corp.*	56,531
566	West Pharmaceutical Services, Inc.	22,131
422	Wright Medical Group, Inc.*	11,521
2,283	Zimmer Holdings, Inc.*	178,690
		3,466,646
	Medical/Nursing Services (0.2%)
830	Apria Healthcare Group, Inc.*	17,613
1,033	DaVita, Inc.*	55,111
489	Healthways Inc.*	27,531
1,215	Hooper Holmes, Inc.	1,750
1,005	Lincare Holdings, Inc.*	33,577
653	Pediatrix Medical Group, Inc.*	44,463
1,018	VCA Antech, Inc.*	39,356
		219,401
	Metal Fabrications (0.1%)
1,444	Commercial Metals Co.	40,937
500	General Cable Corp.*	29,005
905	Harsco Corp.	51,513
504	Kaydon Corp.	22,020
444	Mueller Industries, Inc.	12,432
1,053	Timken Co. (The)	31,832
		187,739
	Miscellaneous (0.0%)
4,389	TeleCorp PCS, Inc. (Escrow) (a)	—
	Miscellaneous Commercial Services (0.3%)
721	ABM Industries Inc.	14,939
496	Bright Horizons Family Solutions, Inc.*	21,115
570	Brink's Co. (The)	34,559
808	CBIZ, Inc.*	7,603
1,372	Cintas Corp.	45,029
909	Copart, Inc.*	37,160
495	Corporate Executive Board Co. (The)	28,487

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
1,648	Corrections Corporation of America*	$43,738
312	Costar Group, Inc.*	13,210
673	Diamond Management & Technology Consultants, Inc.	3,129
686	FTI Consulting Inc.*	37,943
366	G & K Services, Inc. (Class A)	14,629
1,135	IKON Office Solutions, Inc.	9,284
1,766	Iron Mountain Inc.*	60,733
1,044	Kratos Defense & Security Solutions, Inc.*	2,318
697	L-1 Identity Solutions, Inc.	9,486
304	MAXIMUS, Inc.	10,725
799	Navigant Consulting, Inc.*	9,460
278	StarTek, Inc.	2,405
634	TeleTech Holdings, Inc.*	12,509
428	Viad Corp.	11,449
489	Voyager Learning Co.	3,457
		433,367
	Miscellaneous Manufacturing (0.2%)
1,244	Ametek, Inc.	54,786
604	Brady (W.H.) Co. (Class A)	18,343
840	Carlisle Companies, Inc.	27,972
686	Crane Co.	28,037
1,911	Dover Corp.	77,128
478	Mine Safety Appliances Co.	21,333
1,210	Pentair, Inc.	38,430
382	Smith (A.O.) Corp.	13,370
465	Teleflex Inc.	27,491
693	Tredegar Corp.	9,605
253	Valmont Industries, Inc.	21,176
		337,671
	Motor Vehicles (0.2%)
17,812	Ford Motor Co.*	118,272
3,954	General Motors Corp.	111,938
2,555	Harley-Davidson, Inc.	103,682
567	Monaco Coach Corp.	5,766
		339,658

NUMBER OF SHARES		VALUE
	Movies/Entertainment (0.1%)
715	Cedar Fair, L.P.	$15,716
241	Crown Media Holdings, Inc. (Class A)*	1,395
497	International Speedway Corp. (Class A)	20,347
1,351	Liberty Media Holdings (Ser A)*	145,395
654	Regal Entertainment Group (Class A)*	12,125
962	Six Flags, Inc.	1,876
244	Speedway Motorsports, Inc.	7,405
1,282	TiVo Inc.*	11,243
		215,502
	Multi-Line Insurance (1.3%)
20,799	American International Group, Inc.	1,147,273
1,262	Axis Capital Holdings Ltd.	50,530
403	CNA Financial Corp.*	13,698
2,797	Hartford Financial Services Group, Inc. (The)	225,914
1,345	HCC Insurance Holdings, Inc.	37,472
688	Horace Mann Educators Corp.	12,638
4,101	Loews Corp.	191,476
681	Nationwide Financial Services, Inc. (Class A)	30,080
620	PartnerRe Ltd.	49,154
1,137	SAFECO Corp.*	60,682
653	Unitrin, Inc.	26,871
393	Zenith National Insurance Corp.	15,649
		1,861,437
	Office Equipment/ Supplies (0.1%)
1,003	Avery Dennison Corp.	51,975
640	HNI Corp.	21,542
588	Kimball International, Inc. (Class B)	7,279
994	Miller (HERMAN), Inc.	31,589
2,090	Pitney Bowes Inc.	76,703
805	Steelcase, Inc. (Class A)	12,341
		201,429

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Oil & Gas Pipelines (0.5%)
480	Buckeye Partners, L.P.	$24,014
6,535	El Paso Corp.	107,697
244	Enbridge Energy Management, LLC*	12,886
500	Enbridge Energy Partners LP	25,455
2,509	Enterprise Products Partners L.P.	78,306
834	Kinder Morgan Energy Partners, LP	47,755
732	Kinder Morgan Management, LLC*	39,540
752	Magellan Midstream Parners, L.P.	32,547
462	NuStar L.P.	25,216
674	Plains All American Pipeline, L.P.	33,558
323	TC Pipelines, L.P.	11,467
863	TEPPCO Partners, L.P.	33,493
5,717	Williams Companies, Inc. (The)	182,772
		654,706
	Oil & Gas Production (2.0%)
4,354	Anadarko Petroleum Corp.	255,101
2,988	Apache Corp.	285,175
594	Berry Petroleum Co. (Class A)	22,257
1,279	Cabot Oil & Gas Corp.	49,485
3,452	Chesapeake Energy Corp.	128,518
625	Comstock Resources Inc.*	19,813
2,624	Denbury Resources Inc.*	66,387
3,826	Devon Energy Corp.	325,133
647	Encore Acquisition Co.*	21,092
479	Energy Partners, Ltd.*	5,810
2,233	EOG Resources, Inc.	195,388
718	Forest Oil Corp.*	32,468
621	Mariner Energy Inc.	15,562
1,273	Newfield Exploration Co.*	63,497
1,717	Noble Energy, Inc.	124,620
7,783	Occidental Petroleum Corp.	528,232
528	Penn Virginia Corp.	22,498
1,278	Petrohawk Energy Corp.*	20,129

NUMBER OF SHARES		VALUE
1,270	Pioneer Natural Resources Co.*	$53,213
956	Plains Exploration & Production Co.*	46,499
760	Quicksilver Resources Inc.*	43,191
1,343	Range Resources Corp.	70,131
1,712	Southwestern Energy Co.*	95,718
776	St. Mary Land & Exploration Co.	27,338
413	Stone Energy Corp.*	16,933
353	Swift Energy Co.*	15,232
1,493	Ultra Petroleum Corp. (Canada)*	102,718
565	Unit Corp.*	28,318
500	Whiting Petroleum Corp.*	26,870
4,348	XTO Energy, Inc.	225,835
		2,933,161
	Oil Refining/Marketing (0.4%)
1,307	Frontier Oil Corp.	46,098
610	Holly Corp.	29,536
1,236	Sunoco, Inc.	76,879
1,448	Tesoro Corp.	56,544
5,645	Valero Energy Corp.	334,128
		543,185
	Oilfield Services/ Equipment (1.7%)
3,199	Baker Hughes Inc.	207,711
3,009	BJ Services Co.	65,446
440	Bristow Group Inc.*	22,154
2,302	Cameron International Corp.*	92,679
316	CARBO Ceramics, Inc.	10,855
691	Cheniere Energy Inc.*	20,806
466	Compagnie General de Geophysique-Veritas (ADR) (France)	21,753
654	Exterran Holdings Inc.*	42,667
1,426	FMC Technologies, Inc.*	68,676
1,213	Global Industries Ltd.*	21,422
1,270	Grant Prideco, Inc.*	63,221
9,361	Halliburton Co.	310,504

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
1,010	Helix Energy Solutions Group Inc.*	$37,340
3,232	National-Oilwell Varco, Inc.*	194,663
648	Oceaneering International, Inc.*	37,312
562	Oil States International Inc.*	19,704
10,761	Schlumberger Ltd. (Netherlands Antilles)	812,025
251	SEACOR Holdings, Inc.*	22,138
1,998	Smith International, Inc.	108,312
1,027	Superior Energy Services, Inc.*	41,172
836	TETRA Technologies, Inc.*	13,083
3,253	Weatherford International Ltd. (Bermuda)*	201,068
389	W-H Energy Services Inc.*	18,925
		2,453,636
	Other Consumer Services (0.6%)
1,393	Apollo Group, Inc. (Class A)*	111,078
674	Autobytel Inc.*	1,624
3,059	Block (H&R), Inc.	58,947
1,161	Career Education Corp.*	25,240
995	Corinthian Colleges, Inc.*	8,408
936	DeVry, Inc.*	51,658
9,637	eBay Inc.*	259,139
2,758	Expedia, Inc.*	63,489
678	First Marblehead Corp. (The)	11,146
331	HealthExtras, Inc.*	9,152
505	ITT Educational Services, Inc.*	46,132
983	MoneyGram International, Inc.	5,249
2,409	Move Inc.*	5,782
200	Nutri/System Inc.*	5,724
339	Pre-Paid Legal Services, Inc.*	18,831
396	Priceline.com Inc.	42,974
107	Renaissance Learning, Inc.	1,474
931	Rollins, Inc.	16,562
3,398	Service Corp. International	40,878
708	Sotheby's Holdings, Inc. (Class A)*	21,998

NUMBER OF SHARES		VALUE
1,895	Stewart Enterprises, Inc. (Class A)	$13,492
199	Strayer Education, Inc.	34,343
79	TravelCenters of America LLC	1,165
531	Weight Watchers International, Inc.	22,621
		877,106
	Other Consumer Specialties (0.1%)
1,413	Fortune Brands, Inc.	98,797
690	Fossil, Inc.*	23,446
518	Matthews International Corp. (Class A)	25,315
335	RC2 Corp.*	6,291
449	Russ Berrie & Co., Inc.	6,479
		160,328
	Other Metals/Minerals (0.1%)
1,993	Hecla Mining Co.*	18,535
825	Olin Corp.	16,904
698	Southern Copper Corp.	65,500
102	Titanium Metals Corp.	2,217
1,335	USEC Inc.	10,773
		113,929
	Packaged Software (3.3%)
451	ACI Worldwide, Inc.	6,720
5,628	Adobe Systems, Inc.*	196,586
780	ANSYS, Inc.*	27,230
2,181	Autodesk, Inc.*	89,748
2,251	BMC Software, Inc.*	72,122
4,377	CA Inc.	96,425
4,482	Compuware Corp.*	38,097
875	Fair Isaac Corp.	22,313
1,372	Informatica Corp.*	26,493
2,980	Intuit Inc.*	91,456
746	Macrovision Corp.*	12,525
695	Magma Design Automation, Inc.*	7,923
611	Manhattan Associates, Inc.*	15,147
1,759	McAfee Inc.*	59,208
82,795	Microsoft Corp.	2,699,117

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
1,023	NAVTEQ Corp.*	$75,600
4,759	Novell, Inc.*	30,267
1,777	Nuance Communications Inc.*	28,237
37,377	Oracle Corp.*	768,097
1,488	Parametric Technology Corp.*	24,478
869	Quest Software, Inc.*	12,992
1,869	Red Hat, Inc.*	34,913
969	Salesforce.com Inc.*	50,659
1,237	Sybase, Inc.*	34,908
9,766	Symantec Corp.*	175,104
2,646	TIBCO Software, Inc.*	19,686
198	Ulticom, Inc.*	1,416
		4,717,467
	Personnel Services (0.2%)
390	AMN Healthcare Services, Inc.*	6,092
380	CDI Corp.	7,391
485	Gentiva Health Services, Inc.*	8,963
405	Kelly Services, Inc. (Class A)	6,974
682	Korn/Ferry International*	10,973
868	Manpower, Inc.	48,834
1,216	Monster Worldwide Inc.*	33,866
1,580	MPS Group, Inc.*	15,879
584	Resources Connection Inc.*	12,223
1,755	Robert Half International, Inc.	48,754
1,113	Spherion Corp.*	7,435
735	TrueBlue, Inc.*	10,488
		217,872
	Pharmaceuticals: Generic Drugs (0.1%)
667	Alpharma Inc. (Class A)	13,687
1,015	Barr Pharmaceuticals Inc.*	52,973
2,311	Mylan Laboratories, Inc.	34,457
706	Par Pharmaceutical Cos Inc.*	13,541
1,262	Valeant Pharmaceuticals International	14,286
1,312	Watson Pharmaceuticals, Inc.*	34,256
		163,200

NUMBER OF SHARES		VALUE
	Pharmaceuticals: Major (4.6%)
14,040	Abbott Laboratories	$790,452
320	APP Pharmaceuticals Inc.*	3,363
17,832	Bristol-Myers Squibb Co.	413,524
27,134	Johnson & Johnson	1,716,497
8,824	Lilly (Eli) & Co.	454,612
20,105	Merck & Co., Inc.	930,459
66,865	Pfizer, Inc.	1,563,972
13,461	Schering-Plough Corp	263,432
12,175	Wyeth	484,565
		6,620,876
	Pharmaceuticals: Other (0.4%)
2,859	Allergan, Inc.	192,096
717	Columbia Laboratories, Inc.*	1,592
1,310	Endo Pharmaceuticals Holdings, Inc.*	34,243
3,044	Forest Laboratories, Inc.*	121,060
620	Inspire Pharmaceuticals, Inc.*	2,771
330	Inverness Medical Innovations, Inc.*	14,867
2,592	King Pharmaceuticals, Inc.*	27,190
671	KV Pharmaceutical Co. (Class A)*	17,433
730	Medicis Pharmaceutical Corp. (Class A)	14,826
1,028	Perrigo Co.	31,704
554	POZEN Inc.*	6,781
631	Salix Pharmaceuticals, Ltd.*	4,385
680	Sciele Pharma, Inc.*	16,266
1,115	Sepracor, Inc.*	31,488
314	United Therapeutics Corp.*	26,370
		543,072
	Precious Metals (0.4%)
3,814	Coeur D'Alene Mines Corp.*	17,430
2,909	Freeport-McMoRan Copper & Gold, Inc. (Class B)	258,988
2,195	Goldcorp Inc. (Canada)	81,698
3,885	Newmont Mining Corp.	211,111
668	Stillwater Mining Co.*	6,961
2,576	Yamana Gold Inc.	42,453
		618,641

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Property - Casualty Insurers (2.2%)
3,037	ACE Ltd. (Cayman Islands)	$177,179
715	Alfa Corp.	15,651
90	Alleghany Corp.*	34,020
5,843	Allstate Corp. (The)	287,885
809	American Financial Group, Inc.	22,434
418	Arch Capital Group Ltd.*	29,452
1,675	Berkley (W.R.) Corp.	50,686
9	Berkshire Hathaway, Inc. (Class A)*	1,224,000
3,855	Chubb Corp. (The)	199,650
1,517	Cincinnati Financial Corp.	58,465
826	Commerce Group, Inc. (The)	29,860
798	Endurance Specialty Holdings Ltd. (Bermuda)	32,335
456	Erie Indemnity Co. (Class A)	23,087
652	Everest Re Group, Ltd. (ADR) (Bermuda)	66,302
709	Hanover Insurance Group	32,295
221	Harleysville Group, Inc.	7,879
400	Infinity Property & Casualty Corp.	15,948
378	Mercury General Corp.	18,178
164	Midland Co. (The)	10,499
1,139	Montpelier Re Holdings Ltd.	19,522
226	Odyssey Re Holdings Corp.	8,583
2,215	Old Republic International Corp.	33,070
621	Philadelphia Consolidated Holding Corp.*	22,232
700	Platinum Underwriters Holdings Ltd. (ADR) (Bermuda)	23,625
612	PMA Capital Corp. (Class A)*	4,920
6,772	Progressive Corp. (The)	125,688
641	RenaissanceRe Holdings Ltd. (ADR) (Bermuda)	36,531
364	RLI Corp.	20,530
714	Selective Insurance Group, Inc.	17,072

NUMBER OF SHARES		VALUE
200	State Auto Financial Corp.	$5,586
363	Transatlantic Holdings, Inc.	24,757
6,319	Travelers Companies, Inc. (The)	303,944
89	White Mountains Insurance Group, Ltd. (Bermuda)	43,165
1,674	XL Capital Ltd. (Class A) (Cayman Islands)	75,330
		3,100,360
	Publishing: Books/ Magazines (0.1%)
635	John Wiley & Sons, Inc. (Class A)	25,032
570	Meredith Corp.	26,784
430	Primedia Inc.*	3,509
484	Scholastic Corp.*	16,587
		71,912
	Publishing: Newspapers (0.2%)
1,355	Belo Corp. (Series A)	22,507
2,196	Gannett Co., Inc.	81,252
674	Journal Register Co.	1,011
585	Lee Enterprises, Inc.	6,985
757	McClatchy Co. (The) (Class A)	8,153
381	Media General, Inc. (Class A)	7,247
1,803	New York Times Co. (The) (Class A)	30,182
926	Scripps (E.W.) Co. (Class A)	37,707
703	Sun-Times Media Group Inc.	1,019
85	Triple Crown Media, Inc.	414
66	Washington Post Co. (The) (Class B)	49,104
		245,581
	Pulp & Paper (0.2%)
388	Abitibibowater Inc	9,611
616	Glatfelter (P.H.) Co.	8,907
4,590	International Paper Co.	148,028
1,869	MeadWestvaco Corp.	52,332
271	Neenah Paper Inc.	7,344
549	Potlatch Corp.	23,569

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
288	Schweitzer-Mauduit International, Inc.	$6,866
581	Wausau Paper Corp.	5,200
		261,857
	Railroads (0.7%)
3,413	Burlington Northern Santa Fe Corp.	295,293
4,093	CSX Corp.	198,429
1,032	Kansas City Southern Industries, Inc.*	37,028
3,860	Norfolk Southern Corp.	209,945
2,419	Union Pacific Corp.	302,448
		1,043,143
	Real Estate Development (0.1%)
1,523	Brookfield Properties Corp. (Canada)	30,932
1,876	CB Richard Ellis Group, Inc. (Class A)*	36,413
731	Forest City Enterprises, Inc. (Class A)	29,130
365	Forestar Real Estate Group*	8,337
420	Getty Realty Corp.	11,046
368	Jones Lang LaSalle, Inc.	28,630
775	St. Joe Co. (The)	30,086
144	Tejon Ranch Co.*	5,446
492	W.P. Carey & Co., LLC	16,718
		196,738
	Real Estate Investment Trusts (1.8%)
532	Acadia Realty Trust	13,327
33	Alexander's, Inc.*	11,553
273	Alexandria Real Estate Equities, Inc.	26,817
861	AMB Property Corp.	43,567
1,530	American Financial Realty Trust	12,592
1,607	Annaly Mortgage Management Inc.	31,690
807	Anthracite Capital, Inc.	6,061

NUMBER OF SHARES		VALUE
657	Anworth Mortgage Asset Corp.	$5,828
1,005	Apartment Investment & Management Co. (Class A)	39,838
701	AvalonBay Communities, Inc.	65,859
500	BioMed Realty Trust, Inc.	11,540
1,036	Boston Properties, Inc.	95,229
743	BPP Liquidating Trust (a)*	37
1,119	Brandywine Realty Trust	21,093
570	BRE Properties, Inc.	24,846
607	Camden Property Trust	29,955
808	CBL & Associates Properties, Inc.	21,477
656	Colonial Properties Trust	16,164
574	Corporate Office Properties Trust	18,385
643	Cousins Properties, Inc.	17,104
1,041	Developers Diversified Realty Corp.	42,837
1,291	Duke Realty Corp.	30,519
358	EastGroup Properties, Inc.	14,818
393	Entertainment Properties Trust	19,454
263	Equity Lifestyle Properties, Inc.	11,485
649	Equity One, Inc.	15,323
2,711	Equity Residential	101,419
278	Essex Property Trust, Inc.	28,804
567	Federal Realty Investment Trust	41,845
703	FelCor Lodging Trust, Inc.	9,498
620	First Industrial Realty Trust, Inc.	21,595
2,226	Friedman, Billings, Ramsey Group, Inc.	7,190
2,137	General Growth Properties, Inc.	78,043
583	Glimcher Realty Trust	7,731
1,431	HCP INC	43,517
758	Health Care REIT, Inc.	32,511
675	Healthcare Realty Trust, Inc.	17,435
719	Highwoods Properties, Inc.	21,520
419	Home Properties, Inc.	20,108
747	Hospitality Properties Trust	25,361

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
4,575	Host Hotels & Resorts Inc.	$76,586
2,742	HRPT Properties Trust	21,799
1,085	Impac Mortgage Holdings, Inc.	1,595
672	Investors Real Estate Trust	6,586
1,205	iStar Financial Inc.	32,149
357	Kilroy Realty Corp.	17,504
2,048	Kimco Realty Corp.	73,339
600	KKR Financial Holdings LLC	9,744
200	LaSalle Hotel Properties	5,482
686	Lexington Corporate Properties Trust	10,256
919	Liberty Property Trust	29,509
634	Macerich Co. (The)	43,347
687	Mack-Cali Realty Corp.	24,402
597	Maguire Properties, Inc.	16,465
381	Mid-America Apartment Communities, Inc.	17,454
522	National Health Investors, Inc.	15,430
845	National Retail Properties Inc.	19,198
919	Nationwide Health Properties, Inc.	29,004
617	New Century Financial Corp.	12
124	NovaStar Financial, Inc.	149
202	Parkway Properties, Inc.	7,256
541	Pennsylvania Real Estate Investment Trust	14,418
1,828	Plum Creek Timber Co., Inc.	76,319
585	Post Properties, Inc.	24,728
2,240	ProLogis	132,944
264	PS Business Parks, Inc. (Class A)	13,266
1,262	Public Storage, Inc.	98,752
486	RAIT Investment Trust	4,500
912	Rayonier Inc.	38,596
1,151	Realty Income Corp.	28,061
375	Redwood Trust, Inc.	15,566
672	Regency Centers Corp.	41,281
134	Saul Centers, Inc.	6,865
913	Senior Housing Properties Trust	20,442

NUMBER OF SHARES		VALUE
2,079	Simon Property Group, Inc.	$185,821
515	SL Green Realty Corp.	47,797
261	Sovran Self Storage, Inc.	10,341
359	Sun Communities, Inc.	6,939
500	Sunstone Hotel Investors, Inc.	8,320
404	Tanger Factory Outlet Centers, Inc.	15,178
712	Taubman Centers, Inc.	35,707
1,220	Thornburg Mortgage Asset Corp.	13,664
1,431	UDR, Inc.	32,670
1,141	Ventas, Inc.	50,432
1,230	Vornado Realty Trust	111,192
686	Washington Real Estate Investment Trust	21,582
915	Weingarten Realty Investors	30,762
		2,647,384
	Recreational Products (0.4%)
2,944	Activision, Inc.*	76,161
426	Arctic Cat, Inc.	3,941
225	Atari, Inc.	308
1,150	Brunswick Corp.	21,839
1,019	Callaway Golf Co.	18,260
2,828	Electronic Arts Inc.*	133,962
1,752	Hasbro, Inc.	45,499
594	Leapfrog Enterprises, Inc. (Class A)*	3,867
705	Marvel Entertainment, Inc.*	19,881
3,772	Mattel, Inc.	79,250
635	Polaris Industries Inc.	27,584
914	Scientific Games Corp. (Class A)*	21,753
1,136	Take-Two Interactive Software, Inc.*	18,676
559	Thor Industries, Inc.	19,744
914	THQ, Inc.*	16,461
549	Winnebago Industries, Inc.	11,562
501	WMS Industries, Inc.*	18,737
		537,485

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Regional Banks (1.2%)
162	1st Source Corp.	$3,159
191	Alabama National BanCorporation	14,946
450	Amcore Financial, Inc.	9,977
1,284	Associated Banc-Corp.	36,183
983	BancorpSouth, Inc.	24,103
617	Bank of Hawaii Corp.	31,078
376	BOK Financial Corp.	20,484
444	Boston Private Financial Holdings, Inc.	10,137
322	Capital City Bank Group, Inc.	9,406
612	Cathay General Bancorp, Inc.	15,869
313	Central Pacific Financial Corp	5,947
507	Chemical Financial Corp.	14,034
1,264	Citizens Banking Corp.	17,873
325	City Holding Co.	12,487
513	City National Corp.	29,179
1,687	Colonial BancGroup, Inc. (The)	26,486
1,729	Commerce Bancorp, Inc.	65,892
759	Commerce Bancshares, Inc.	33,707
506	Community Bank System, Inc.	11,041
546	Corus Bankshares, Inc.	6,945
690	Cullen/Frost Bankers, Inc.	37,564
1,132	CVB Financial Corp.	12,622
712	East West Bancorp, Inc.	17,131
852	F.N.B. Corp.	13,266
4,406	Fifth Third Bancorp	119,403
1,175	First Bancorp (Puerto Rico)	11,233
627	First Charter Corp.	17,186
94	First Citizens BancShares, Inc. (Class A)	12,816
1,068	First Commonwealth Financial Corp.	12,389
309	First Community Bancorp	10,979
753	First Financial Bancorp	8,765
216	First Financial Bankshares, Inc	8,048
264	First Financial Corp. (Indiana)	7,862
1,286	First Horizon National Corp.	27,868
361	First Merchants Corp.	9,747
724	First Midwest Bancorp, Inc.	22,589
1,073	FirstMerit Corp.	24,003

NUMBER OF SHARES		VALUE
509	Flagstar Bancorp	$4,199
697	Frontier Financial Corp.	14,191
2,148	Fulton Financial Corp.	27,086
832	Glacier Bancorp, Inc.	15,484
365	Guaranty Financial Group, Inc.*	5,074
394	Hancock Holding Co.	16,351
537	Harleysville National Corp.	8,136
285	Independent Bank Corp.- Massachusetts	8,276
751	International Bancshares Corp.	15,576
291	Irwin Financial Corp.	3,344
700	M&T Bank Corp.	64,239
1,903	Marshall & Ilsley Corp.	53,094
348	Midwest Banc Holdings, Inc.	3,992
716	National Penn Bancshares, Inc.	12,394
536	NBT Bancorp, Inc.	12,103
1,904	Northern Trust Corp.	139,677
942	Old National Bancorp	15,826
416	Oriental Financial Group, Inc.	6,644
619	Pacific Capital Bancorp	13,309
190	Park National Corp.	13,680
370	Prosperity Bancshares, Inc.	10,638
543	Provident Bankshares Corp.	11,256
528	R&G Financial Corp. (Class B) (Puerto Rico)	634
380	S & T Bancorp, Inc.	11,822
283	Sandy Spring Bancorp, Inc.	8,476
94	Santander BanCorp. (Puerto Rico)	962
1,093	South Financial Group, Inc. (The)	18,887
366	Sterling Bancorp	5,237
1,244	Sterling Bancshares, Inc.	12,477
516	Sterling Financial Corp.	7,972
215	Suffolk Bancorp	6,564
726	Susquehanna Bancshares, Inc.	15,406
509	SVB Financial Group*	24,636
2,602	Synovus Financial Corp.	34,372
1,479	TCF Financial Corp.	31,429
1,233	Trustco Bank Corp. of New York	12,700

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
597	Trustmark Corp.	$13,737
1,259	UCBH Holdings, Inc.	17,777
540	UMB Financial Corp.	22,750
704	Umpqua Holdings Corp.	11,546
591	United Bankshares, Inc.	19,007
625	United Community Banks, Inc.	12,069
1,489	Valley National Bancorp	30,152
391	WesBanco, Inc.	10,737
456	Westamerica Bancorporation	22,581
831	Whitney Holding Corp.	22,304
750	Wilmington Trust Corp.	26,153
364	Wintrust Financial Corp.	13,847
1,004	Zions Bancorporation	54,959
		1,716,166
	Restaurants (0.9%)
580	Bob Evans Farms, Inc.	17,249
1,470	Brinker International, Inc.	27,357
390	CBRL Group, Inc.	12,195
419	CEC Entertainment, Inc.*	9,775
1,089	Cheesecake Factory, Inc. (The)*	23,795
1,074	CKE Restaurants, Inc.*	14,091
1,410	Darden Restaurants, Inc.	39,931
195	IHOP Corp.	10,382
1,006	Jack in the Box Inc.*	29,405
1,074	Krispy Kreme Doughnuts, Inc.*	2,954
287	Landry's Restaurants, Inc.	5,886
11,645	McDonald's Corp.	623,590
397	P.F. Chang's China Bistro, Inc.*	11,291
419	Panera Bread Co. (Class A)*	15,830
396	Papa John's International, Inc.*	10,015
297	Red Robin Gourmet Burgers Inc.*	10,359
900	Ruby Tuesday, Inc.	6,921
1,222	Sonic Corp.*	27,104
7,194	Starbucks Corp.*	136,039
528	The Steak n Shake Co.*	4,615
1,634	Tim Hortons, Inc. (Canada)	55,965
545	Triarc Companies, Inc. (Class B)	5,069

NUMBER OF SHARES		VALUE
1,245	Wendy's International, Inc.	$30,403
5,077	Yum! Brands, Inc.	173,430
		1,303,651
	Savings Banks (0.4%)
355	Anchor Bancorp Wisconsin, Inc.	8,875
1,061	Astoria Financial Corp.	28,838
688	Bank Mutual Corp.	8,456
713	BankAtlantic Bancorp, Inc. (Class A)	4,028
578	BankUnited Financial Corp.	3,428
963	Brookline Bancorp, Inc.	10,063
376	Capitol Federal Financial	12,145
70	Charter Financial Corp.	2,368
778	Dime Community Bancshares	11,693
252	Downey Financial Corp.	8,694
1,427	First Niagara Financial Group, Inc.	18,151
270	Firstfed Financial Corp.*	11,327
5,028	Hudson City Bancorp, Inc.	82,359
470	MB Financial, Inc.	14,617
984	Net.B@nk, Inc.	25
2,581	New York Community Bancorp, Inc.	47,878
1,488	Newalliance Bancshares Inc.	18,302
221	Northwest Bancorp, Inc.	6,420
1,697	People's United Financial Inc.	28,662
263	PFF Bancorp, Inc.	3,290
589	Provident Financial Services, Inc.	8,099
3,803	Sovereign Bancorp, Inc.	47,423
475	Sterling Financial Corp.*	8,450
2,027	W. Holding Co., Inc. (Puerto Rico)	2,939
1,218	Washington Federal, Inc.	29,744
9,287	Washington Mutual, Inc.	184,997
666	Webster Financial Corp.	22,557
		633,828

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
	Semiconductors (2.0%)
487	Actel Corp.*	$5,800
4,527	Advanced Micro Devices, Inc.*	34,586
3,563	Altera Corp.	60,179
584	Amis Holdings, Inc.*	4,269
3,435	Analog Devices, Inc.	97,417
5,629	Atmel Corp.*	17,788
4,094	Broadcom Corp. (Class A)*	90,396
1,500	Cirrus Logic, Inc.*	6,375
5,973	Conexant Systems, Inc.*	4,121
1,767	Cypress Semiconductor Corp.*	37,549
564	DSP Group, Inc.*	6,458
755	ESS Technology, Inc.*	936
738	Exar Corp.*	6,059
1,563	Fairchild Semiconductor Corp. (Class A)*	19,147
2,283	Integrated Device Technology, Inc.*	17,008
546	Integrated Silicon Solution, Inc.*	3,194
53,077	Intel Corp.	1,125,232
808	International Rectifier Corp.*	22,487
1,470	Intersil Corp. (Class A)	33,854
1,569	Lattice Semiconductor Corp.*	4,158
2,863	Linear Technology Corp.	79,219
9,133	LSI Logic Corp.*	47,674
4,413	Marvell Technology Group, Ltd. (Bermuda)*	52,382
2,995	Maxim Integrated Products, Inc.	58,882
1,205	Micrel, Inc.*	7,351
2,118	Microchip Technology Inc.	67,585
6,730	Micron Technology, Inc.*	47,312
860	Microsemi Corp.*	19,539
1,972	Mindspeed Technologies Inc.*	1,611
3,156	National Semiconductor Corp.	58,165
4,841	NVIDIA Corp.*	119,040
1,616	ON Semiconductor Corp.*	10,472
2,635	PMC - Sierra, Inc.*	12,358
1,228	Rambus Inc.*	23,897
2,259	RF Micro Devices, Inc.*	7,297

NUMBER OF SHARES		VALUE
834	Semtech Corp.*	$10,650
655	Sigmatel Corp.*	1,120
1,328	Silicon Image, Inc.*	5,870
564	Silicon Laboratories Inc.*	17,619
1,703	Silicon Storage Technology, Inc.*	4,837
2,306	Skyworks Solutions, Inc.*	18,563
328	Standard Microsystems Corp.*	9,814
14,217	Texas Instruments Inc.	439,732
2,107	TriQuint Semiconductor, Inc.*	9,987
5,450	Vitesse Semiconductor Corp.*	4,060
3,214	Xilinx, Inc.	70,290
743	Zoran Corp.*	8,767
		2,811,106
	Services to the Health Industry (0.7%)
262	Advisory Board Co. (The)*	16,695
621	Albany Molecular Research, Inc.*	6,682
759	Cerner Corp.*	39,772
672	Covance, Inc.*	55,884
840	Eclipsys Corp.*	21,622
914	eResearch Technology, inc.*	8,884
2,396	Express Scripts, Inc.*	161,706
3,125	Hlth Corp.	34,969
1,938	IMS Health Inc.	46,299
1,152	Laboratory Corp. of America Holdings*	85,110
5,622	Medco Health Solutions Inc.*	281,550
775	Odyssey Healthcare, Inc.*	6,828
1,200	Omnicare, Inc.	26,568
501	PAREXEL International Corp.*	27,259
1,083	Pharmaceutical Product Development, Inc.	46,959
1,492	Quest Diagnostics Inc.	73,585
1,018	Stericycle, Inc.*	60,327
306	VistaCare, Inc. (Class A)*	2,613
		1,003,312
	Specialty Insurance (0.2%)
998	Ambac Financial Group, Inc.	11,697
1,031	Assurant, Inc.	66,902

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
256	CNA Surety Corp.*	$4,564
2,149	Fidelity National Financial, Inc. (Class A)	42,314
943	First American Financial Corp.	41,068
191	LandAmerica Financial Group, Inc.	9,963
95	Markel Corp.*	43,985
1,289	MBIA Inc.	19,980
821	MGIC Investment Corp.	15,189
909	PMI Group, Inc. (The)	8,636
482	Proassurance Corp.*	27,811
799	Radian Group, Inc.	7,303
349	Stewart Information Services Corp.	11,946
279	Triad Guaranty, Inc.*	1,950
		313,308
	Specialty Stores (0.6%)
376	AC Moore Arts & Crafts, Inc.*	4,504
1,162	Advance Auto Parts, Inc.*	41,460
249	Asbury Automotive Group Inc.*	3,531
1,573	AutoNation, Inc.*	25,608
589	AutoZone, Inc.*	71,198
722	Barnes & Noble, Inc.	24,512
2,623	Bed Bath & Beyond Inc.*	84,566
997	Borders Group, Inc.	11,226
2,237	CarMax Inc.*	49,885
445	Cost Plus, Inc.*	1,780
987	CSK Auto Corp.*	5,892
802	Dick's Sporting Goods, Inc.*	26,105
295	Group 1 Automotive, Inc.*	7,800
428	Haverty Furniture Companies, Inc.	4,378
675	Hibbett Sports, Inc.	12,548
450	Jo-Ann Stores, Inc.*	5,702
2,764	Office Depot, Inc.*	40,990
794	OfficeMax Inc.	19,667
1,273	O'Reilly Automotive, Inc.*	37,464
694	Penske Automotive Group, Inc.	12,603
1,002	Pep Boys-Manny Moe & Jack	10,952
1,481	PetSmart, Inc.	33,870

NUMBER OF SHARES		VALUE
1,229 Pier 1 Imports, Inc.		8,419
635	Regis Corp.	16,085
295	Sharper Image Corp.*	664
673	Sonic Automotive, Inc.	13,494
6,847	Staples, Inc.	163,917
1,417	Tiffany & Co.	56,538
466	Tractor Supply Co.*	17,960
457	Tuesday Morning Corp.	2,760
388	West Marine, Inc.*	3,314
1,100	Williams-Sonoma, Inc.*	29,568
581	Zale Corp.*	9,528
		858,488
	Specialty Telecommunications (0.4%)
3,941	American Tower Corp. (Class A)*	147,906
1,071	CenturyTel, Inc.	39,531
3,731	Citizens Communications Co.	42,795
2,127	Crown Castle International Corp.*	76,976
1,043	General Communication, Inc. (Class A)*	7,520
889	MasTec, Inc.*	7,423
1,006	Premiere Global Services Inc*	12,263
14,416	Qwest Communications International, Inc.*	84,766
284	SureWest Communications	4,391
907	Time Warner Telecom Inc. (Class A)*	15,854
2,279	Virgin Media Inc.	38,105
4,283	Windstream Corp.	49,726
		527,256
	Steel (0.4%)
1,360	AK Steel Holding Corp.*	64,981
855	Allegheny Technologies, Inc.	60,192
500	Carpenter Technology Corp.	30,820
615	Cleveland-Cliffs, Inc.	62,632
2,630	Nucor Corp.	152,014
454	Quanex Corp.	23,794
736	Reliance Steel & Aluminum Co.	36,219

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
319	Schnitzer Steel Industries, Inc.	$18,075
1,080	Steel Dynamics, Inc.	56,322
1,001	United States Steel Corp.	102,212
1,117	Worthington Industries, Inc.	18,308
		625,569
	Telecommunication Equipment (1.2%)
1,422	ADC Telecommunications, Inc.*	21,031
783	ADTRAN, Inc.	16,294
1,739	Arris Group, Inc.*	15,286
2,292	Avanex Corp.*	2,177
1,047	Ciena Corp.*	28,405
719	CommScope, Inc.*	31,888
408	Comtech Telecommunications Corp.*	18,278
14,121	Corning Inc.*	339,892
605	Ditech Networks, Inc.*	1,888
1,109	Garmin Ltd. (Cayman Islands)	80,014
1,130	Harmonic, Inc.*	12,340
1,314	Harris Corp.	71,863
380	Harris Stratex Networks, Inc. (Class B Shares)	4,138
878	InterDigital, Inc.	17,744
668	Intervoice, Inc.*	4,342
22,731	Motorola, Inc.	262,088
442	Oplink Communications Inc.*	5,644
803	Plantronics, Inc.	15,337
1,008	Polycom, Inc.*	25,452
1,357	Powerwave Technologies, Inc.*	5,157
15,691	QUALCOMM, Inc.	665,612
4,391	Sonus Networks, Inc.*	17,959
3,173	Sycamore Networks, Inc.*	10,725
983	Tekelec*	11,786
4,343	Tellabs, Inc.*	29,619
1,501	Trimble Navigation Ltd.*	39,701
512	ViaSat, Inc.*	10,634
911	Westell Technologies, Inc. (Class A)*	1,649
		1,766,943

NUMBER OF SHARES		VALUE
	Textiles (0.0%)
328	Albany International Corp. (Class A)	$11,483
	Tobacco (1.2%)
18,899	Altria Group, Inc.	1,432,922
831	Loews Corp. - Carolina Group	68,250
1,540	Reynolds American, Inc.	97,528
461	Universal Corp.	22,962
1,596	UST, Inc.	82,928
394	Vector Group Ltd.	7,289
		1,711,879
	Tools/Hardware (0.1%)
705	Black & Decker Corp.	51,141
689	Briggs & Stratton Corp.	14,366
699	Snap-On, Inc.	34,335
903	Stanley Works (The)	46,378
620	Toro Co. (The)	30,591
		176,811
	Trucking (0.1%)
369	Arkansas Best Corp.	11,362
1,040	Heartland Express, Inc.	16,900
1,513	Hunt (J.B.) Tansport Services, Inc.	47,054
672	Knight Transportation, Inc.	11,532
760	Landstar System, Inc.	38,023
398	Old Dominion Freight Line, Inc.*	11,602
927	Werner Enterprises, Inc.	18,883
750	YRC Worldwide Inc.	13,733
		169,089
	Trucks/Construction/Farm Machinery (1.0%)
1,181	AGCO Corp.*	71,120
6,122	Caterpillar Inc.	435,519
1,426	Cummins Inc.	68,847
4,230	Deere & Co.	371,225
869	Federal Signal Corp.	10,072
500	Gardner Denver Inc.*	16,220
1,191	Joy Global Inc.	75,093
1,362	Manitowoc Co., Inc.	51,919

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

NUMBER OF SHARES		VALUE
28	NACCO Industries, Inc. (Class A)	$2,802
778	OshKosh Truck Corp.	35,601
3,469	PACCAR, Inc.	162,765
1,014	Terex Corp.*	59,583
868	Trinity Industries, Inc.	24,582
504	Wabash National Corp.	4,632
592	Wabtec Corp.	20,359
		1,410,339
	Water Utilities (0.0%)
1,456	Aqua America Inc.	29,018
331	California Water Service Group	11,529
1,158	Nalco Holding Co.*	24,249
		64,796
	Wholesale Distributors (0.2%)
489	Applied Industries Technologies, Inc.	14,763
1,731	Genuine Parts Co.	76,043
797	Grainger (W.W.), Inc.	63,417
485	Handleman Co.	679
657	MSC Industrial Direct Co., Inc. (Class A)	26,983
724	Pool Corp.	17,839
366	School Specialty, Inc.*	11,880
453	United Stationers, Inc.*	25,033
572	WESCO International, Inc.*	24,161
		260,798
	Wireless Telecommunications (0.1%)
472	Centennial Communications Corp. (Class A)*	2,700
200	Leap Wireless Intl Inc.*	8,270
1,300	NII Holdings Inc.*	55,458
1,106	SBA Communications Corp.*	32,749
118	SunCom Wireless Holdings, Inc. (Class A)	3,152

NUMBER OF SHARES		VALUE
1,068	Telephone & Data Systems, Inc.	$56,326
301	United States Cellular Corp.*	21,401
		180,056
	Total Common Stocks (Cost $102,662,503)	142,771,088
NUMBER OF WARRANTS
	Warrants (0.0%)
	Aerospace & Defense (0.0%)
237	Raytheon Co*	6,769
	Internet Retail (0.0%)
488	IAC/InterActiveCorp.*	5,385
	Other Consumer Services (0.0%)
488	Expedia Inc.*	5,702
	Total Warrants (Cost $7,459)	17,856
NUMBER OF SHARES (000)
	Short-Term Investment (b) (1.0%)
	Investment Company
1,389	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,389,279)	1,389,279

Total Investments (Cost $104,059,241) (c)(d)	100.1%	144,178,223
Liabilities in Excess of Other Assets	(0.1)	(134,761)
Net Assets	100.0%	$144,043,462

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments  ■  January 31, 2008 (unaudited) continued

  ADR  American Depositary Receipt.

  *  Non-income producing security.

  **  A portion of this security has been physically segregated in connection with open futures contracts in the amount of $57,000.

  †  Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

  (a)  Securities with total market value equal to $37 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (b)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

  (c)  Securities have been designated as collateral in an amount equal to $1,060,100 in connection with open futures contracts.

  (d)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $57,331,776 and the aggregate gross unrealized depreciation is $17,212,794, resulting in net unrealized appreciation of $40,118,982.

Summary of Investments

SECTOR	VALUE		PERCENT OF TOTAL INVESTMENTS
Finance	$27,109,401		18.8%
Electronic Technology	14,086,154		9.8
Health Technology	13,383,750		9.3
Energy Minerals	12,223,042		8.5
Consumer Non-Durables	9,988,059		6.9
Producer Manufacturing	9,983,206		6.9
Technology Services	9,674,243		6.7
Retail Trade	7,411,681		5.1
Consumer Services	7,125,520		4.9
Utilities	5,816,985		4.0
Industrial Services	4,862,646		3.4
Communications	4,341,506		3.0
Process Industries	4,099,921		2.8
Health Services	3,278,653		2.3
Transportation	2,525,540		1.8
Non-Energy Minerals	2,027,596		1.4
Consumer Durables	1,981,507		1.4
Commercial Services	1,557,516		1.1
Investment Company	1,389,279		1.0
Distribution Services	1,291,473		0.9
Miscellaneous	20,545		0.0
	$144,178,223	*	100.0%

  *  Does not include open futures contracts with an underlying face amount of $1,047,300 with unrealized   depreciation of $69,823.

Futures Contracts Open at January 31, 2008:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
10	Long	S&P 500 E-Mini Index	$689,800	$(49,365)
		March 2008
5	Long	Russell 2000 E-Mini Index	357,500	(20,458)
		March 2008
		Total Unrealized Depreciation		$(69,823)

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

January 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $102,205,869)	$142,169,388
Investment in affiliate, at value (cost $1,853,372)	2,008,835
Receivable for:
Dividends	143,687
Shares of beneficial interest sold	47,045
Variation margin	26,000
Dividends from affiliate	8,968
Prepaid expenses and other assets	20,714
Receivable from Investment Adviser	5,634
Total Assets	144,430,271
Liabilities:
Payable for:
Shares of beneficial interest redeemed	208,812
Distribution fee	69,726
Transfer agent fee	20,690
Accrued expenses and other payables	87,581
Total Liabilities	386,809
Net Assets	$144,043,462
Composition of Net Assets:
Paid-in-capital	$148,073,617
Net unrealized appreciation	40,049,159
Accumulated undistributed net investment income	298,267
Accumulated net realized loss	(44,377,581)
Net Assets	$144,043,462
Class A Shares:
Net Assets	$59,559,047
Shares Outstanding (unlimited authorized, $.01 par value)	4,985,208
Net Asset Value Per Share	$11.95
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$12.60
Class B Shares:
Net Assets	$50,393,539
Shares Outstanding (unlimited authorized, $.01 par value)	4,284,764
Net Asset Value Per Share	$11.76
Class C Shares:
Net Assets	$23,611,065
Shares Outstanding (unlimited authorized, $.01 par value)	2,023,248
Net Asset Value Per Share	$11.67
Class D Shares:
Net Assets	$10,479,811
Shares Outstanding (unlimited authorized, $.01 par value)	868,783
Net Asset Value Per Share	$12.06

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements continued

Statement of Operations

For the six months ended January 31, 2008 (unaudited)

Net Investment Income: Income
Dividends (net of $162 foreign withholding tax)	$1,492,850
Dividends from affiliates	79,748
Total Income	1,572,598
Expenses
Distribution fee (Class A shares)	55,391
Distribution fee (Class B shares)	364,171
Distribution fee (Class C shares)	127,861
Transfer agent fees and expenses	129,315
Investment advisory fee	95,563
Administration fee	63,709
Custodian fees	54,181
Shareholder reports and notices	31,909
Professional fees	23,798
Registration fees	22,045
Trustees' fees and expenses	1,326
Other	12,546
Total Expenses	981,815
Less: amounts waived/reimbursed	(115,199)
Less: expense offset	(584)
Net Expenses	866,032
Net Investment Income	706,566
Net Realized and Unrealized Gain (Loss): Net Realized Gain (Loss) on:
Investments	3,227,256
Futures contracts	(350,071)
Net Realized Gain	2,877,185
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(10,843,176)
Investment in affiliate	(180,991)
Futures contracts	134,196
Net Change in Unrealized Appreciation/Depreciation	(10,889,971)
Net Loss	(8,012,786)
Net Decrease	$(7,306,220)

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JANUARY 31, 2008	FOR THE YEAR ENDED JULY 31, 2007
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$706,566	$1,246,568
Net realized gain	2,877,185	6,640,754
Net change in unrealized appreciation/depreciation	(10,899,971)	17,053,745
Net Increase (Decrease)	(7,306,220)	24,941,067
Dividends to Shareholders from Net Investment Income:
Class A shares	(900,956)	(338,306)
Class B shares	(51,006)	(490,197)
Class C shares	(176,499)	(152,612)
Class D shares	(181,548)	(133,888)
Total Dividends	(1,310,009)	(1,115,003)
Net decrease from transactions in shares of beneficial interest	(10,824,562)	(33,882,395)
Net Decrease	(19,440,791)	(10,056,331)
Net Assets:
Beginning of period	163,484,253	173,540,584
End of Period (Including accumulated undistributed net investment income of $298,267 and $901,710, respectively)	$144,043,462	$163,484,253

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Notes to Financial Statements  ■  January 31, 2008 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Total Market Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Dow Jones Wilshire 5000 Composite Index (the "Index"). The Fund was organized as a Massachusetts business trust on March 11, 1999 and commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets

Morgan Stanley Total Market Index Fund

Notes to Financial Statements  ■  January 31, 2008 (unaudited) continued

may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN

Morgan Stanley Total Market Index Fund

Notes to Financial Statements  ■  January 31, 2008 (unaudited) continued

48") Accounting for Uncertainty in Income Taxes on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended January 31, 2008, remains subject to examination by taxing authorities.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net asset of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's other expenses" and/or waiving the Fund's Advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.40% of the average daily net assets of the Fund on an annualized basis.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee

Morgan Stanley Total Market Index Fund

Notes to Financial Statements  ■  January 31, 2008 (unaudited) continued

which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,929,633 at January 31, 2008.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2008, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2008, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $30,855 and $504 , respectively and received $9,154 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class, an open-ended management investment company managed by the Investment Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. For the six months ended January 31, 2008, advisory fees paid were reduced by $1,866 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $72,980 for the six months ended January 31, 2008. During the six months ended January 31, 2008, cost of purchases and sales of

Morgan Stanley Total Market Index Fund

Notes to Financial Statements  ■  January 31, 2008 (unaudited) continued

investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class aggregated $8,684,324 and $9,876,560, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2008 aggregated $155,743 and $2,528,520, respectively.

During the period ended January 31, 2008, the Fund did not have any purchases or sales of Morgan Stanley common stock.

Morgan Stanley Trust, an affiliate of Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2007, the Fund had a net capital loss carryforward of $47,331,764 of which $3,637,150 will expire on July 31, 2010, $32,841,558 will expire on July 31, 2011 and $10,853,056 will expire on July 31, 2012 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements  ■  January 31, 2008 (unaudited) continued

As of July 31, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, the mark-to market of open futures contracts and tax adjustments on real estate investment trust ("REITs") and partnership investments held by the Fund.

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2008		FOR THE YEAR ENDED JULY 31, 2007
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	149,956	$1,927,820	367,640	$4,543,183
Conversion from Class B	2,852,470	37,583,892	270.605	3,382,941
Reinvestment of dividends	63,631	815,758	25,388	311,759
Redeemed	(350,351)	(4,429,215)	(625,243)	(7,676.995)
Net increase — Class A	2,715,706	35,898,255	38,090	560,888
CLASS B SHARES
Sold	94,388	1,191,128	257,050	3,103,649
Conversion to Class A	(2,927,754)	(37,583,892)	(277,425)	(3,382,941)
Reinvestment of dividends	3,564	45,018	36,770	441,976
Redeemed	(797,053)	(9,997,262)	(2,531,597)	(30,460,236)
Net decrease — Class B	(3,626,855)	(46,345,008)	(2,515,202)	(30,297,552)
CLASS C SHARES
Sold	57,376	$705,914	179,002	$2,170,068
Reinvestment of dividends	12,877	161,476	11,599	139,075
Redeemed	(118,736)	(1,472,891)	(777,830)	(9,411,723)
Net decrease — Class C	(48,483)	(605,501)	(587,229)	(7,102,580)
CLASS D SHARES
Sold	94,524	1,222,350	401,592	5,046,644
Reinvestment of dividends	10,238	132,485	8,465	104,791
Redeemed	(86,791)	(1,127,143)	(175,107)	(2,194,586)
Net increase — Class D	17,971	227,692	234,950	2,956,849
Net decrease in Fund	(941,661)	$(10,824,562)	(2,829,391)	$(33,882,395)

8. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying

Morgan Stanley Total Market Index Fund

Notes to Financial Statements  ■  January 31, 2008 (unaudited) continued

securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Total Market Index Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED JULY 31,
	MONTHS ENDED
	JANUARY 31, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.72		$11.13		$10.74	$9.32	$8.33	$7.52
Income (loss) from investment operations:
Net investment income‡	0.08		0.16		0.13	0.13	0.08	0.08
Net realized and unrealized gain (loss)	(0.66)		1.58		0.39	1.41	0.98	0.76
Total income (loss) from investment operations	(0.59)		1.74		0.52	1.54	1.06	0.84
Less dividends from net investment income	(0.19)		(0.15)		(0.13)	(0.12)	(0.07)	(0.03)
Net asset value, end of period	$11.94		$12.72		$11.13	$10.74	$9.32	$8.33
Total Return†	(4.72	)%(1)	15.70%		4.86%	16.53%	12.79%	11.23%
Ratios to Average Net Assets(3)(5):
Total expenses (before expense offset)	0.62	%(2)(4)	0.65	%(4)	0.65%	0.65%	0.72%	0.75%
Net investment income	1.35	%(2)(4)	1.28	%(4)	1.22%	1.33%	0.91%	1.01%
Supplemental Data:
Net assets, end of period, in thousands	$59,559		$28,873		$24,833	$26,673	$11,383	$12,865
Portfolio turnover rate	0	%(1)	0%		2%	5%	3%	4%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
January 31, 2008	0.77%	1.20%
July 31, 2007	0.77	1.16
July 31, 2006	0.77	1.10
July 31, 2005	0.84	1.14
July 31, 2004	0.87	0.76
July 31, 2003	0.94	0.82

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED JULY 31,
	MONTHS ENDED
	JANUARY 31, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.39		$10.84		$10.44	$9.07	$8.11	$7.35
Income (loss) from investment operations:
Net investment income‡	0.04		0.06		0.05	0.06	0.01	0.02
Net realized and unrealized gain (loss)	(0.66)		1.54		0.38	1.35	0.97	0.75
Total income (loss) from investment operations	(0.62)		1.60		0.43	1.41	0.98	0.77
Less dividends from net investment income	(0.01)		(0.05)		(0.03)	(0.04)	(0.02)	(0.01)
Net asset value, end of period	$11.76		$12.39		$10.84	$10.44	$9.07	$8.11
Total Return†	(5.00	)%(1)	14.80%		4.15%	15.53%	12.05%	10.46%
Ratios to Average Net Assets(3)(5):
Total expenses (before expense offset)	1.40	%(2)(4)	1.40	%(4)	1.40%	1.40%	1.47%	1.50%
Net investment income	0.57	%(2)(4)	0.53	%(4)	0.47%	0.58%	0.16%	0.26%
Supplemental Data:
Net assets, end of period, in thousands	$50,393		$98,048		$113,008	$153,897	$183,031	$182,932
Portfolio turnover rate	0	%(1)	0%		2%	5%	3%	4%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
January 31, 2008	1.54%	0.43%
July 31, 2007	1.53	0.40
July 31, 2006	1.52	0.35
July 31, 2005	1.59	0.39
July 31, 2004	1.62	0.01
July 31, 2003	1.69	0.07

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED JULY 31,
	MONTHS ENDED
	JANUARY 31, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.37		$10.82		$10.44	$9.07	$8.11	$7.36
Income (loss) from investment operations:
Net investment income‡	0.04		0.07		0.05	0.06	0.01	0.02
Net realized and unrealized gain (loss)	(0.65)		1.54		0.38	1.35	0.97	0.74
Total income (loss) from investment operations	(0.61)		1.61		0.43	1.41	0.98	0.76
Less dividends from net investment income	(0.09)		(0.06)		(0.05)	(0.04)	(0.02)	(0.01)
Net asset value, end of period	$11.67		$12.37		$10.82	$10.44	$9.07	$8.11
Total Return†	(5.00	)%(1)	14.92%		4.10%	15.57%	12.13%	10.31%
Ratios to Average Net Assets(3)(5) :
Total expenses (before expense offset)	1.40	%(2)(4)	1.34	%(4)	1.39%	1.38%	1.47%	1.50%
Net investment income	0.57	%(2)(4)	0.59	%(4)	0.48%	0.60%	0.16%	0.26%
Supplemental Data:
Net assets, end of period, in thousands	$23,611		$25,635		$28,779	$30,513	$29,514	$23,483
Portfolio turnover rate	0	%(1)	0%		2%	5%	3%	4%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
January 31, 2008	1.54%	0.43%
July 31, 2007	1.47	0.46
July 31, 2006	1.51	0.36
July 31, 2005	1.57	0.41
July 31, 2004	1.62	0.01
July 31, 2003	1.69	0.07

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED JULY 31,
	MONTHS ENDED
	JANUARY 31, 2008		2007		2006	2005	2004	2003
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.85		$11.24		$10.83	$9.40	$8.40	$7.57
Income (loss) from investment operations:
Net investment income‡	0.10		0.19		0.16	0.16	0.11	0.09
Net realized and unrealized gain (loss)	(0.68)		1.60		0.40	1.41	0.99	0.78
Total income (loss) from investment operations	(0.58)		1.79		0.56	1.57	1.10	0.87
Less dividends from net investment income	(0.21)		(0.18)		(0.15)	(0.14)	(0.10)	(0.04)
Net asset value, end of period	$12.06		$12.85		$11.24	$10.83	$9.40	$8.40
Total Return†	(4.60	)%(1)	15.99%		5.24%	16.75%	13.11%	11.54%
Ratios to Average Net Assets(3)(5) :
Total expenses (before expense offset)	0.40	%(2)(4)	0.40	%(4)	0.40%	0.40%	0.47%	0.50%
Net investment income	1.57	%(2)(4)	1.53	%(4)	1.47%	1.58%	1.16%	1.26%
Supplemental Data:
Net assets, end of period, in thousands	$10,480		$10,929		$6,920	$25,918	$21,458	$13,347
Portfolio turnover rate	0	%(1)	0%		2%	5%	3%	4%

  ‡  The per share amounts were computed using an average number of shares outstanding during the period.

  †  Calculated based on the net asset value as of the last business day of the period.

  (1)  Not annualized

  (2)  Annualized.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Money Market Portfolio — Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

  (5)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
January 31, 2008	0.54%	1.43%
July 31, 2007	0.53	1.40
July 31, 2006	0.52	1.35
July 31, 2005	0.59	1.39
July 31, 2004	0.62	1.01
July 31, 2003	0.69	1.07

See Notes to Financial Statements

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2008 Morgan Stanley

MORGAN STANLEY FUNDS

Morgan Stanley
Total Market
Index Fund

Semiannual Report

January 31, 2008

TMISAN
IU08-01536P-Y01/08

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008